UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number   811-08234
                                     ------------------------------------------

                         TIFF Investment Program, Inc.
-------------------------------------------------------------------------------
             (Exact name of registrant as specified in charter)

Four Tower Bridge, 200 Barr Harbor Drive, Suite 100,
              West Conshohocken, PA                              19428
-------------------------------------------------------------------------------
          (Address of principal executive offices)           (Zip code)

Richard J. Flannery, President and Chief Executive Officer
Four Tower Bridge, 200 Barr Harbor Drive, Suite 100,
West Conshohocken, PA 19428
-------------------------------------------------------------------------------
                   (Name and address of agent for service)


Registrant's telephone number, including area code:  (610) 684-8000
                                                      -------------------------

Date of fiscal year end:       12/31/2009
                               ------------------------

Date of reporting period:      3/31/2009
                               ------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

The schedule of investments for the period ending March 31, 2009 is filed herewith.

-----------------------------------------------------------------------------------------------------------------------------
TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*                                                   March 31, 2009

                                                                                                NUMBER OF
                                                                                                  SHARES            VALUE
INVESTMENTS -- 103.2% OF NET ASSETS

COMMON STOCKS -- 33.1%

US COMMON STOCKS -- 15.6%

AEROSPACE & DEFENSE -- 0.2%
AAR Corp. (a)                                                                                     100,000        $  1,254,000
L-3 Communications Holdings, Inc.                                                                   5,300             359,340
Northrop Grumman Corp.                                                                             18,257             796,735
Raytheon Co.                                                                                       32,738           1,274,818
                                                                                                                 ------------
                                                                                                                    3,684,893
                                                                                                                 ------------

AIRLINES -- 0.1%
AMR Corp. (a)                                                                                     189,523             604,579
Delta Air Lines, Inc. (a)                                                                         181,951           1,024,384
US Airways Group, Inc. (a)                                                                        112,444             284,483
                                                                                                                 ------------
                                                                                                                    1,913,446
                                                                                                                 ------------

AUTO COMPONENTS -- 0.0%
Johnson Controls, Inc.                                                                              7,600              91,200
                                                                                                                 ------------

AUTOMOBILES -- 0.0%
Fleetwood Enterprises, Inc. (a)                                                                   690,543              25,550
                                                                                                                 ------------

BEVERAGES -- 0.1%
Constellation Brands, Inc., Class A (a)                                                           124,400           1,480,360
                                                                                                                 ------------

BIOTECHNOLOGY -- 0.1%
Amgen, Inc. (a)                                                                                    11,400             564,528
Biogen Idec, Inc. (a)                                                                               5,400             283,068
Celgene Corp. (a)                                                                                   2,600             115,440
Gilead Sciences, Inc. (a)                                                                           2,800             129,696
                                                                                                                 ------------
                                                                                                                    1,092,732
                                                                                                                 ------------

CAPITAL MARKETS -- 0.1%
Ameriprise Financial, Inc.                                                                         15,663             320,935
Franklin Resources, Inc.                                                                            5,100             274,737
Morgan Stanley                                                                                      5,600             127,512
T. Rowe Price Group, Inc.                                                                           8,000             230,880
TD Ameritrade Holding Corp. (a)                                                                    19,100             263,771
                                                                                                                 ------------
                                                                                                                    1,217,835
                                                                                                                 ------------

CHEMICALS -- 0.3%
Dow Chemical Co. (The)                                                                             12,300             103,689
Ecolab, Inc.                                                                                        5,700             197,961
International Flavors & Fragrances, Inc.                                                            2,500              76,150
Nalco Holding Co.                                                                                 152,000           1,986,640
Scotts Miracle-Gro Co. (The), Class A                                                              73,716           2,557,945
                                                                                                                 ------------
                                                                                                                    4,922,385
                                                                                                                 ------------

COMMERCIAL BANKS -- 0.1%
Preferred Bank/Los Angeles CA                                                                      91,765             480,849
South Financial Group, Inc. (The)                                                                 132,000             145,200
Wells Fargo & Co.                                                                                  41,333             588,582
                                                                                                                 ------------
                                                                                                                    1,214,631
                                                                                                                 ------------

COMMERCIAL SERVICES & SUPPLIES -- 0.1%
Pitney Bowes, Inc.                                                                                 50,008           1,167,687
Viad Corp.                                                                                         85,977           1,213,995
                                                                                                                 ------------
                                                                                                                    2,381,682
                                                                                                                 ------------

COMMUNICATIONS EQUIPMENT -- 0.1%
Cisco Systems, Inc. (a)                                                                            29,000             486,330
EMS Technologies, Inc. (a)                                                                         57,592           1,005,556
Harris Corp.                                                                                        7,200             208,368
                                                                                                                 ------------
                                                                                                                    1,700,254
                                                                                                                 ------------

COMPUTERS & PERIPHERALS -- 0.4%
Apple, Inc. (a)                                                                                     4,200             441,504
Dell, Inc. (a)                                                                                     48,190             456,841
Hewlett-Packard Co.                                                                               105,879           3,394,481
International Business Machines Corp. (IBM)                                                         4,000             387,560
QLogic Corp. (a)                                                                                  100,000           1,112,000
Sun Microsystems, Inc. (a)                                                                        189,780           1,389,190
                                                                                                                 ------------
                                                                                                                    7,181,576
                                                                                                                 ------------

CONSTRUCTION & ENGINEERING -- 0.1%
KBR, Inc.                                                                                          70,000             966,700
                                                                                                                 ------------


CONSUMER FINANCE -- 0.0%
American Express Co.                                                                               32,190             438,750
                                                                                                                 ------------


DISTRIBUTORS -- 0.1%
Genuine Parts Co.                                                                                  92,700           2,768,022
                                                                                                                 ------------

DIVERSIFIED CONSUMER SERVICES -- 0.3%
Apollo Group, Inc., Class A (a)                                                                     5,000             391,650
DeVry, Inc.                                                                                        30,400           1,464,672
H&R Block, Inc.                                                                                     8,800             160,072
ITT Educational Services, Inc. (a)                                                                 20,000           2,428,400
Sotheby's                                                                                          63,872             574,848
                                                                                                                 ------------
                                                                                                                    5,019,642
                                                                                                                 ------------

DIVERSIFIED FINANCIAL SERVICES -- 0.2%
Bank of America Corp.                                                                             315,225           2,149,834
Citigroup, Inc.                                                                                   161,269             408,011
J.G. Wentworth Inc. (b) (c) (d)                                                                    30,400               7,600
JPMorgan Chase & Co.                                                                                1,400              37,212
Moody's Corp.                                                                                      71,876           1,647,398
NYSE Euronext                                                                                      13,600             243,440
                                                                                                                 ------------
                                                                                                                    4,493,495
                                                                                                                 ------------

DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.5%
AT&T, Inc.                                                                                         86,237           2,173,173
Cincinnati Bell, Inc. (a)                                                                         445,868           1,025,496
FairPoint Communications, Inc.                                                                      2,195               1,712
General Communications, Inc., Class A (a)                                                         292,615           1,954,668
Level 3 Communications, Inc. (a)                                                                  661,226             608,328
Verizon Communications, Inc.                                                                      134,300           4,055,860
                                                                                                                 ------------
                                                                                                                    9,819,237
                                                                                                                 ------------

ELECTRIC UTILITIES -- 0.1%
Edison International                                                                               11,900             342,839
FirstEnergy Corp.                                                                                   8,200             316,520
NV Energy, Inc.                                                                                   219,000           2,056,410
                                                                                                                 ------------
                                                                                                                    2,715,769
                                                                                                                 ------------

ELECTRICAL EQUIPMENT -- 0.0%
Baldor Electric Co.                                                                                60,800             880,992
                                                                                                                 ------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 0.1%
Checkpoint Systems, Inc. (a)                                                                      228,129           2,046,317
Rogers Corp. (a)                                                                                   40,000             755,200
                                                                                                                 ------------
                                                                                                                    2,801,517
                                                                                                                 ------------

ENERGY EQUIPMENT & SERVICES -- 0.3%
Baker Hughes, Inc.                                                                                 93,287           2,663,344
Cal Dive International, Inc. (a)                                                                  252,000           1,706,040
Halliburton Co.                                                                                   110,700           1,712,529
Parker Drilling Co. (a)                                                                           142,500             262,200
Smith International, Inc.                                                                           9,277             199,270
                                                                                                                 ------------
                                                                                                                    6,543,383
                                                                                                                 ------------

FOOD & STAPLES RETAILING -- 0.5%
Costco Wholesale Corp.                                                                            158,625           7,347,510
CVS Caremark Corp.                                                                                 12,700             349,123
Kroger Co. (The)                                                                                   94,794           2,011,529
Safeway, Inc.                                                                                      17,500             353,325
Sysco Corp.                                                                                        16,000             364,800
                                                                                                                 ------------
                                                                                                                   10,426,287
                                                                                                                 ------------

FOOD PRODUCTS -- 0.4%
Archer-Daniels-Midland Co.                                                                         13,100             363,918
Campbell Soup Co.                                                                                   7,800             213,408
ConAgra Foods, Inc.                                                                               198,600           3,350,382
H.J. Heinz Co.                                                                                     81,300           2,687,778
Kellogg Co.                                                                                         3,900             142,857
                                                                                                                 ------------
                                                                                                                    6,758,343
                                                                                                                 ------------

GAS UTILITIES -- 0.2%
EQT Corp.                                                                                          98,200           3,076,606
                                                                                                                 ------------

HEALTH CARE EQUIPMENT & SUPPLIES -- 0.3%
Accuray, Inc. (a)                                                                                 194,194             976,796
Cooper Companies, Inc. (The)                                                                       92,900           2,456,276
Kinetic Concepts, Inc. (a)                                                                         75,000           1,584,000
                                                                                                                 ------------
                                                                                                                    5,017,072
                                                                                                                 ------------

HEALTH CARE PROVIDERS & SERVICES -- 0.3%
Aetna, Inc.                                                                                         7,500             182,475
AmerisourceBergen Corp.                                                                             9,100             297,206
Brookdale Senior Living, Inc.                                                                     202,800           1,024,140
Cardinal Health, Inc.                                                                              10,800             339,984
Express Scripts, Inc. (a)                                                                           3,000             138,510
Health Management Associates, Inc., Class A (a)                                                    64,283             165,850
Humana, Inc. (a)                                                                                    4,200             109,536
LifePoint Hospitals, Inc. (a)                                                                      33,500             698,810
Lincare Holdings, Inc. (a)                                                                         90,000           1,962,000
McKesson Corp.                                                                                      8,200             287,328
UnitedHealth Group, Inc.                                                                           17,600             368,368
WellPoint, Inc. (a)                                                                                11,100             421,467
                                                                                                                 ------------
                                                                                                                    5,995,674
                                                                                                                 ------------

HOTELS, RESTAURANTS & LEISURE -- 0.1%
California Pizza Kitchen, Inc. (a)                                                                 70,400             920,832
McDonald's Corp.                                                                                    9,100             496,587
Orient-Express Hotels Ltd., Class A                                                               157,700             646,570
Ruby Tuesday, Inc. (a)                                                                            144,800             422,816
Yum! Brands, Inc.                                                                                   7,300             200,604
                                                                                                                 ------------
                                                                                                                    2,687,409
                                                                                                                 ------------

HOUSEHOLD DURABLES -- 0.2%
American Greetings Corp., Class A                                                                 126,641             640,804
KB Home                                                                                            69,532             916,432
Mohawk Industries, Inc. (a)                                                                         2,007              59,949
Pulte Homes, Inc.                                                                                 135,382           1,479,725
                                                                                                                 ------------
                                                                                                                    3,096,910
                                                                                                                 ------------

HOUSEHOLD PRODUCTS -- 0.0%
Kimberly-Clark Corp.                                                                                3,200             147,552
Procter & Gamble Co. (The)                                                                         15,400             725,186
                                                                                                                 ------------
                                                                                                                      872,738
                                                                                                                 ------------

INDUSTRIAL CONGLOMERATES -- 0.2%
3M Co.                                                                                             43,900           2,182,708
General Electric Co.                                                                              194,900           1,970,439
                                                                                                                 ------------
                                                                                                                    4,153,147
                                                                                                                 ------------

INSURANCE -- 0.5%
Aflac, Inc.                                                                                         6,700             129,712
Allstate Corp. (The)                                                                               12,000             229,800
Berkshire Hathaway, Inc., Class B (a)                                                               1,565           4,413,300
Brown & Brown, Inc.                                                                               125,000           2,363,750
Chubb Corp.                                                                                         9,500             402,040
MBIA, Inc. (a)                                                                                    188,647             864,003
Mercury General Corp.                                                                              26,816             796,435
Progressive Corp. (The) (a)                                                                        19,000             255,360
Travelers Companies, Inc. (The)                                                                    11,700             475,488
Unum Group                                                                                          9,200             115,000
                                                                                                                 ------------
                                                                                                                   10,044,888
                                                                                                                 ------------

INTERNET & CATALOG RETAIL -- 0.4%
Amazon.com, Inc. (a)                                                                               36,735           2,697,818
Blue Nile, Inc. (a)                                                                                57,275           1,726,841
Liberty Media Holding Corp., Interactive, Series A (Tracking Stock) (a) (e)                        69,440             201,376
Priceline.com, Inc. (a)                                                                            41,352           3,257,711
                                                                                                                 ------------
                                                                                                                    7,883,746
                                                                                                                 ------------

INTERNET SOFTWARE & SERVICES -- 0.1%
eBay, Inc. (a)                                                                                     85,921           1,079,168
Google, Inc., Class A (a)                                                                           1,200             417,672
                                                                                                                 ------------
                                                                                                                    1,496,840
                                                                                                                 ------------

IT SERVICES -- 0.2%
CACI International, Inc., Class A (a)                                                              41,200           1,503,388
Computer Sciences Corp. (a)                                                                         4,200             154,728
DST Systems, Inc. (a)                                                                              18,037             624,441
Forrester Research, Inc. (a)                                                                       13,343             274,332
Gartner Group, Inc., Class A (a)                                                                  191,628           2,109,824
                                                                                                                 ------------
                                                                                                                    4,666,713
                                                                                                                 ------------

MACHINERY -- 0.1%
Cummins, Inc.                                                                                      11,400             290,130
Dover Corp.                                                                                         9,800             258,524
John Bean Technologies Corp.                                                                       98,800           1,033,448
Parker-Hannifin Corp.                                                                               7,300             248,054
                                                                                                                 ------------
                                                                                                                    1,830,156
                                                                                                                 ------------

MEDIA -- 0.8%
Ascent Media Corp., Series A (a)                                                                    4,081             102,025
Cablevision Systems Corp.                                                                         438,916           5,679,573
CBS Corp., Class B                                                                                155,971             598,929
CBS Corp., Class A                                                                                 26,253             102,912
CC Media Holdings, Inc., Class A (a) (b)                                                           88,498             155,756
Comcast Corp., Class A                                                                              9,900             135,036
DIRECTV Group, Inc. (The) (a)                                                                      19,700             448,963
Discovery Communications, Inc., Series C (a)                                                       40,166             588,432
Discovery Communications, Inc., Series A (a)                                                       40,056             641,697
John Wiley & Sons, Inc., Class A                                                                   10,000             297,800
Liberty Global, Inc., Class A (a)                                                                 155,485           2,263,861
Liberty Global, Inc., Class C (a)                                                                 128,192           1,811,353
Liberty Media Corp., Entertainment, Series A (Tracking Stock) (a) (e)                              55,952           1,116,242
Liberty Media Holding Corp., Capital, Series A (Tracking Stock) (a) (e)                            14,464             100,959
Live Nation, Inc. (a)                                                                             308,500             823,695
Primedia, Inc.                                                                                    129,268             319,292
Sun-Times Media Group, Inc. (a)                                                                    41,415                 932
Time Warner Cable, Inc.                                                                             8,855             219,604
Time Warner, Inc.                                                                                  35,283             680,962
                                                                                                                 ------------
                                                                                                                   16,088,023
                                                                                                                 ------------

METALS & MINING -- 0.2%
Alcoa, Inc.                                                                                       165,600           1,215,504
Haynes International, Inc. (a)                                                                     90,500           1,612,710
Nucor Corp.                                                                                         5,200             198,484
Southern Copper Corp.                                                                               8,200             142,844
                                                                                                                 ------------
                                                                                                                    3,169,542
                                                                                                                 ------------

MULTI-UTILITIES -- 0.0%
DTE Energy Co.                                                                                      5,500             152,350
Public Service Enterprise Group, Inc.                                                               5,400             159,138
Sempra Energy                                                                                       8,300             383,792
                                                                                                                 ------------
                                                                                                                      695,280
                                                                                                                 ------------

MULTILINE RETAIL -- 0.0%
Saks, Inc. (a)                                                                                    163,600             305,932
                                                                                                                 ------------

OFFICE ELECTRONICS -- 0.2%
Xerox Corp.                                                                                       311,130           1,415,641
Zebra Technologies Corp., Class A (a)                                                              81,500           1,550,130
                                                                                                                 ------------
                                                                                                                    2,965,771
                                                                                                                 ------------

OIL, GAS & CONSUMABLE FUELS -- 2.8%
Berry Petroleum Co., Class A                                                                       20,000             219,200
Chesapeake Energy Corp.                                                                           220,200           3,756,612
Chevron Corp.                                                                                      82,500           5,547,300
ConocoPhillips                                                                                     48,168           1,886,259
Consol Energy, Inc.                                                                               131,900           3,329,156
Denbury Resources, Inc. (a)                                                                       216,800           3,221,648
Devon Energy Corp.                                                                                 46,400           2,073,616
Encore Acquisition Co. (a)                                                                         73,300           1,705,691
EOG Resources, Inc.                                                                               109,300           5,985,268
Exxon Mobil Corp.                                                                                  81,860           5,574,666
Forest Oil Corp. (a)                                                                               30,000             394,500
Marathon Oil Corp.                                                                                126,313           3,320,769
Murphy Oil Corp.                                                                                    6,700             299,959
Newfield Exploration Co. (a)                                                                       78,800           1,788,760
Noble Energy, Inc.                                                                                 46,800           2,521,584
Peabody Energy Corp.                                                                               85,200           2,133,408
Stone Energy Corp. (a)                                                                             32,506             108,245
Sunoco, Inc.                                                                                        7,400             195,952
Valero Energy Corp.                                                                               178,900           3,202,310
Williams Cos., Inc. (The)                                                                         117,800           1,340,564
XTO Energy, Inc.                                                                                  150,757           4,616,179
                                                                                                                 ------------
                                                                                                                   53,221,646
                                                                                                                 ------------

PERSONAL PRODUCTS -- 0.1%
Estee Lauder Companies, Inc. (The), Class A                                                        43,706           1,077,353
                                                                                                                 ------------

PHARMACEUTICALS -- 0.7%
Bristol-Myers Squibb Co.                                                                           28,497             624,654
Forest Laboratories, Inc. (a)                                                                      13,400             294,264
Johnson & Johnson                                                                                  42,700           2,246,020
Merck & Co., Inc.                                                                                 107,500           2,875,625
Pfizer, Inc.                                                                                      235,200           3,203,424
Salix Pharmaceuticals Ltd. (a)                                                                     17,000             161,500
Schering-Plough Corp.                                                                              13,460             316,983
Wyeth                                                                                              89,500           3,852,080
                                                                                                                 ------------
                                                                                                                   13,574,550
                                                                                                                 ------------

PROFESSIONAL SERVICES -- 0.2%
Watson, Wyatt Worldwide, Inc., Class A                                                             59,915           2,958,004
                                                                                                                 ------------

REAL ESTATE INVESTMENT TRUSTS (REITS) -- 2.2%
Acadia Realty Trust                                                                             1,750,000           1,273,125
AMB Property Corp.                                                                                116,000           1,670,400
Ashford Hospitality Trust, Inc.                                                                    48,751              75,077
BioMed Realty Trust, Inc.                                                                         125,600             850,312
BioMed Realty Trust, Inc., Series A (a)                                                             4,600              49,358
BioMed Realty, LP (c)                                                                           4,000,000           2,165,000
Boston Properties, Inc.                                                                            55,100           1,930,153
Colonial Properties Trust                                                                         429,673           1,637,054
Corporate Office Properties Trust                                                                  29,400             730,002
Cousins Properties, Inc.                                                                          115,000             740,600
Cousins Properties, Inc., Series A (a)                                                              6,500              86,840
Cousins Properties, Inc., Series B                                                                 12,900             169,764
Digital Realty Trust, Inc.                                                                         22,600             749,868
Douglas Emmett, Inc.                                                                              140,400           1,037,556
EastGroup Properties, Inc.                                                                         46,800           1,313,676
Equity Residential                                                                                 73,700           1,352,395
Essex Property Trust, Inc.                                                                         23,900           1,370,426
HCP, Inc.                                                                                          43,700             780,045
Health Care REIT, Inc.                                                                             31,900             975,821
Host Hotels & Resorts, Inc.                                                                       176,800             693,056
Inland Real Estate Corp.                                                                        1,900,000           1,296,750
Kilroy Realty Corp.                                                                                53,300             916,227
Kimco Realty Corp.                                                                                 73,400             559,308
Liberty Property Trust                                                                             37,800             715,932
Macerich Co. (The)                                                                                110,300             690,478
Mid-America Apartment Communities, Inc.                                                             8,400             258,972
National Retail Properties, Inc.                                                                   50,800             804,672
Omega Healthcare Investors, Inc.                                                                   30,300             426,624
Omega Healthcare Investors, Inc., Series D (a)                                                     21,800             392,400
ProLogis                                                                                           44,000             286,000
Public Storage                                                                                     28,800           1,591,200
Public Storage, Series W                                                                           14,300             238,667
Ramco-Gershenson Properties Trust                                                                  38,200             246,390
Regency Centers Corp.                                                                              58,500           1,554,345
Simon Property Group, Inc.                                                                        115,118           3,987,688
Simon Property Group, Inc. (a)                                                                     22,400             711,424
SL Green Realty Corp.                                                                              64,100             692,280
Taubman Centers, Inc.                                                                             227,500           3,876,600
Taubman Centers, Inc., Series G (a)                                                                10,300             156,663
Vornado Realty Trust                                                                               48,227           1,603,065
Vornado Realty Trust, Series E                                                                      2,100              30,996
Vornado Realty Trust, Series G (a)                                                                  3,200              44,864
Vornado Realty Trust, Series I                                                                      7,100             107,565
Washington Real Estate Investment Trust                                                            49,700             859,810
                                                                                                                 ------------
                                                                                                                   41,699,448
                                                                                                                 ------------

REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.0%
CB Richard Ellis Group Inc., Class A (a)                                                           93,885             378,357
                                                                                                                 ------------

ROAD & RAIL -- 0.2%
Avis Budget Group, Inc. (a)                                                                       376,700             342,797
CSX Corp.                                                                                           5,000             129,250
Kansas City Southern (a)                                                                          186,137           2,365,801
Norfolk Southern Corp.                                                                              5,600             189,000
Union Pacific Corp.                                                                                 8,700             357,657
                                                                                                                 ------------
                                                                                                                    3,384,505
                                                                                                                 ------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.2%
Cabot Microelectronics Corp. (a)                                                                   67,229           1,615,513
Intel Corp.                                                                                        16,700             251,335
LSI Corp. (a)                                                                                     292,064             887,874
Texas Instruments, Inc.                                                                            25,700             424,307
                                                                                                                 ------------
                                                                                                                    3,179,029
                                                                                                                 ------------

SOFTWARE -- 0.6%
Adobe Systems, Inc. (a)                                                                            16,800             359,352
Jack Henry & Associates, Inc.                                                                     100,000           1,632,000
Microsoft Corp.                                                                                   322,556           5,925,354
Oracle Corp. (a)                                                                                  137,900           2,491,853
Parametric Technology Corp. (a)                                                                   140,276           1,399,954
Symantec Corp. (a)                                                                                 24,800             370,512
                                                                                                                 ------------
                                                                                                                   12,179,025
                                                                                                                 ------------

SPECIALTY RETAIL -- 0.3%
AutoZone, Inc. (a)                                                                                    800             130,096
Blockbuster, Inc., Class B (a)                                                                    146,876              66,094
Gap, Inc. (The)                                                                                    24,200             314,358
Home Depot, Inc. (The)                                                                              8,100             190,836
PetSmart, Inc.                                                                                    108,000           2,263,680
Sally Beauty Holdings, Inc. (a)                                                                   256,000           1,454,080
Sherwin-Williams Co. (The)                                                                          4,972             258,395
TJX Companies, Inc. (The)                                                                          14,600             374,344
                                                                                                                 ------------
                                                                                                                    5,051,883
                                                                                                                 ------------

TEXTILES, APPAREL & LUXURY GOODS -- 0.1%
Coach, Inc. (a)                                                                                    20,000             334,000
Hanesbrands, Inc. (a)                                                                             242,850           2,324,074
                                                                                                                 ------------
                                                                                                                    2,658,074
                                                                                                                 ------------

THRIFTS & MORTGAGE FINANCE -- 0.0%
Hudson City Bancorp, Inc.                                                                          29,700             347,193
MGIC Investment Corp.                                                                              88,882             126,212
Washington Mutual, Inc.                                                                            33,600               1,865
                                                                                                                 ------------
                                                                                                                      475,270
                                                                                                                 ------------

TOBACCO -- 0.1%
Altria Group, Inc.                                                                                 39,858             638,525
Philip Morris International, Inc.                                                                  29,791           1,059,964
Reynolds American, Inc.                                                                             8,400             301,056
                                                                                                                 ------------
                                                                                                                    1,999,545
                                                                                                                 ------------

WIRELESS TELECOMMUNICATION SERVICES -- 0.1%
NII Holdings, Inc., Class B (a)                                                                    64,930             973,950
                                                                                                                 ------------
 Total US Common Stocks
 (Cost $447,448,301)                                                                                              297,395,767
                                                                                                                 ------------

FOREIGN COMMON STOCKS -- 17.5%

AUSTRALIA -- 0.6%
Alumina Ltd.                                                                                    1,155,399           1,051,217
Amcor Ltd.                                                                                        407,141           1,261,576
Australia and New Zealand Banking Group Ltd.                                                       45,713             502,240
BHP Billiton Ltd.                                                                                  34,832             776,363
Caltex Australia Ltd.                                                                              21,820             135,545
Foster's Group Ltd.                                                                               384,486           1,354,154
Iluka Resources Ltd. (a)                                                                           23,767              66,769
National Australia Bank Ltd.                                                                      124,875           1,750,564
Santos Ltd.                                                                                        68,116             793,246
Telstra Corp. Ltd.                                                                                742,475           1,657,640
Wesfarmers Ltd.                                                                                   107,530           1,405,733
                                                                                                                 ------------
                                                                                                                   10,755,047
                                                                                                                 ------------

AUSTRIA -- 0.0%
BWIN Interactive Entertainment AG (a)                                                               2,784              77,742
Oesterreichische Post AG                                                                            6,043             179,535
                                                                                                                 ------------
                                                                                                                      257,277
                                                                                                                 ------------

BAHAMAS -- 0.0%
Ultrapetrol (Bahamas) Ltd. (a)                                                                     16,829              45,438
                                                                                                                 ------------

BELGIUM -- 0.0%
Fortis                                                                                            131,425             241,754
Fortis, Strip VVPR (a) (b)                                                                         39,332                  52
InBev NV                                                                                           13,367             369,108
                                                                                                                 ------------
                                                                                                                      610,914
                                                                                                                 ------------

BERMUDA -- 0.1%
Lazard Ltd., Class A                                                                               55,555           1,633,317
Tyco International Ltd.                                                                            17,000             332,520
                                                                                                                 ------------
                                                                                                                    1,965,837
                                                                                                                 ------------

BRAZIL -- 0.7
Cia Vale do Rio Doce - SPADR                                                                      522,300           5,891,544
Companhia de Concessoes Rodoviarias                                                                76,100             683,990
Petroleo Brasileiro SA - ADR                                                                      200,200           6,100,094
                                                                                                                 ------------
                                                                                                                   12,675,628
                                                                                                                 ------------

CANADA -- 2.2%
AbitibiBowater, Inc. (a)                                                                           66,735              43,403
Ace Aviation Holdings, Inc., Class A (a)                                                          127,000             559,050
Barrick Gold Corp.                                                                                 73,216           2,373,663
BCE, Inc.                                                                                          42,695             850,649
Bell Aliant Regional Communications Income Fund (b) (d) (f)                                         1,558              29,781
Bombardier, Inc., Class B                                                                       1,278,300           2,980,807
Cameco Corp.                                                                                      179,200           3,076,864
Canadian Natural Resources Ltd.                                                                   158,300           6,140,905
Catalyst Paper Corp. (a)                                                                          352,814              39,177
EnCana Corp.                                                                                      117,400           4,804,759
Fraser Papers, Inc. (a)                                                                           101,580              36,255
Groupe Aeroplan, Inc.                                                                              48,705             302,861
Imperial Oil Ltd.                                                                                  77,900           2,829,806
Jazz Air Income Fund (b) (d) (f)                                                                    8,875              22,385
MI Developments, Inc., Class A                                                                     32,700             200,778
Nortel Networks Corp. (a)                                                                          22,767               5,122
Onex Corp.                                                                                         25,500             313,087
Petro-Canada - TSE Shares                                                                          91,242           2,451,116
Petro-Canada - NYSE Shares                                                                          9,700             257,826
Rogers Communications, Inc., Class B - TSE Shares                                                 230,600           5,313,238
Rogers Communications, Inc., Class B - NYSE Shares                                                  6,200             141,546
Shaw Communications, Inc., Class B                                                                 11,300             171,195
Suncor Energy, Inc.                                                                               199,168           4,445,263
Talisman Energy, Inc.                                                                             211,900           2,243,706
Ultra Petroleum Corp. (a)                                                                          47,200           1,694,008
                                                                                                                 ------------
                                                                                                                   41,327,250
                                                                                                                 ------------

CHINA -- 0.3%
China Construction Bank Corp., Class H                                                          2,174,000           1,234,611
E-House China Holdings Ltd. - ADS (a)                                                             196,700           1,528,359
Home Inns & Hotels Management, Inc. - ADR (a)                                                      83,500             824,145
Tsingtao Brewery Co. Ltd., Class H                                                                656,000           1,419,860
                                                                                                                 ------------
                                                                                                                    5,006,975
                                                                                                                 ------------

DENMARK -- 0.2%
Bang & Olufsen A/S, Class B                                                                         3,100              39,501
Carlsberg A/S, Class B                                                                              4,651             192,166
Coloplast A/S, Class B                                                                             10,036             616,979
Danske Bank A/S (a)                                                                                 6,767              57,055
GN Store Nord A/S (GN Great Nordic) (a)                                                           130,360             348,134
Novo Nordisk A/S, Class B                                                                           5,000             239,823
Vestas Wind Systems A/S (a)                                                                        20,330             897,808
William Demant Holding (a)                                                                         17,299             698,728
                                                                                                                 ------------
                                                                                                                    3,090,194
                                                                                                                 ------------

FINLAND -- 0.1%
Metso Oyj                                                                                          55,922             659,685
Nokia Oyj                                                                                          17,044             199,538
Sampo Oyj, Class A                                                                                 73,892           1,092,867
Tietoenator Oyj                                                                                    19,387             200,854
UPM-Kymmene Oyj                                                                                    61,962             357,420
Wartsila Oyj Corp.                                                                                  3,774              79,646
                                                                                                                 ------------
                                                                                                                    2,590,010
                                                                                                                 ------------

FRANCE -- 1.3%
Alcatel Lucent - SPADR (a)                                                                        155,348             288,947
Atos Origin SA                                                                                      7,054             180,849
AXA SA                                                                                             36,529             443,543
BNP Paribas                                                                                        14,655             604,029
Carrefour SA                                                                                      107,788           4,200,707
Compagnie de Saint-Gobain                                                                           6,570             183,864
France Telecom SA                                                                                  92,670           2,107,405
GDF Suez, Strip VVPR (a) (b)                                                                        9,765                  13
Groupe Eurotunnel SA Registered (a)                                                                18,278              97,202
Lagardere S.C.A.                                                                                    3,142              88,053
Legrand SA                                                                                         40,500             704,609
Neopost SA                                                                                          9,737             754,515
Renault SA                                                                                         18,340             378,794
SA des Ciments Vicat                                                                                2,824             125,042
Sanofi-Aventis                                                                                     14,175             795,469
SCOR SE                                                                                            28,037             577,534
Societe BIC SA                                                                                      4,751             233,239
Societe Generale, Class A                                                                          41,259           1,620,154
Thales SA                                                                                          18,428             698,568
Total SA                                                                                           98,235           4,872,049
Total SA - SPADR                                                                                  103,400           5,072,804
                                                                                                                 ------------
                                                                                                                   24,027,389
                                                                                                                 ------------

GERMANY -- 0.5%
BASF SE                                                                                            30,999             941,025
Bayer AG                                                                                            2,831             135,623
Bayerische Motoren Werke AG                                                                        14,256             413,665
Daimler AG Registered                                                                              37,151             944,358
Deutsche Bank AG Registered                                                                         3,314             134,798
Deutsche Post AG                                                                                   21,806             234,785
Deutsche Telekom AG                                                                               137,728           1,713,382
Deutsche Wohnen AG (a)                                                                             27,010             409,600
E.ON AG                                                                                            37,929           1,055,765
Fresenius Medical Care AG & Co.                                                                    37,280           1,449,560
RWE AG                                                                                             29,561           2,078,299
Siemens AG Registered                                                                               3,645             208,738
                                                                                                                 ------------
                                                                                                                    9,719,598
                                                                                                                 ------------

HONG KONG -- 1.2%
Asia Satellite Telecommunications Holdings Ltd.                                                    47,000              49,119
China Mobile Ltd.                                                                                 117,000           1,018,519
China Overseas Land & Investment Ltd.                                                             271,000             425,467
Esprit Holdings Ltd.                                                                               24,900             128,541
First Pacific Co.                                                                               3,088,000           1,060,013
Genting International plc (a)                                                                     265,430              91,678
Henderson Land Development Co.                                                                    313,000           1,191,709
Hong Kong & Shanghai Hotels Ltd. (The)                                                            966,385             608,561
Hong Kong Aircraft Engineering Co. Ltd.                                                            57,200             492,154
Hong Kong Electric Holdings Ltd.                                                                  203,500           1,207,844
i-CABLE Communications Ltd.                                                                     2,031,000             138,889
Jardine Matheson Holdings Ltd.                                                                    285,800           5,204,977
Jardine Strategic Holdings Ltd.                                                                   390,000           3,866,988
Midland Holdings Ltd.                                                                           1,464,000             485,614
New World Development Ltd.                                                                      2,516,376           2,510,714
Next Media Ltd.                                                                                 1,270,000             132,570
Silver Grant International Ltd.                                                                   562,000              61,642
SmarTone Telecommunications Holdings Ltd.                                                         936,000             547,994
Sun Hung Kai Properties Ltd.                                                                      108,100             970,424
Television Broadcasts Ltd.                                                                        356,000           1,136,990
Wheelock & Co. Ltd.                                                                               490,000             824,557
                                                                                                                 ------------
                                                                                                                   22,154,964
                                                                                                                 ------------

INDONESIA -- 0.1%
Bank Pan Indonesia Tbk PT (a)                                                                  21,744,207           1,022,048
Citra Marga Nusaphala Persada Tbk PT                                                              326,000              23,708
Gudang Garam Tbk PT                                                                               348,500             179,362
Indofood Sukses Makmur Tbk PT                                                                   3,543,000             288,474
Matahari Putra Prima Tbk PT                                                                     6,110,300             295,194
Semen Gresik (Persero) Tbk PT                                                                   3,561,500           1,154,569
                                                                                                                 ------------
                                                                                                                    2,963,355
                                                                                                                 ------------

IRELAND -- 0.0%
Anglo Irish Bank Corp Ltd                                                                          38,180                  --
CRH plc                                                                                             8,857             190,503
DCC plc                                                                                             8,959             135,332
Fyffes plc                                                                                        454,644             123,875
Independent News & Media plc                                                                      292,220              42,655
Paddy Power plc                                                                                     8,550             137,734
Total Produce plc                                                                                 121,671              43,629
                                                                                                                 ------------
                                                                                                                      673,728
                                                                                                                 ------------

ITALY -- 0.4%
Banco Popolare Societa Cooperativa                                                                 29,783             136,978
Eni SpA - SPADR                                                                                    41,200           1,578,784
Fiat SpA                                                                                          118,163             826,483
Finmeccanica SpA                                                                                   12,315             153,219
Intesa Sanpaolo                                                                                   382,908           1,053,029
Luxottica Group SpA - SPADR                                                                        32,900             506,660
Luxottica Group SpA                                                                                37,070             575,463
Natuzzi SpA - SPADR (a)                                                                             4,400               5,060
Saipem SpA                                                                                         56,462           1,007,343
Seat Pagine Gaille SpA (a)                                                                         15,906              14,964
UniCredit SpA                                                                                   1,124,636           1,862,184
                                                                                                                 ------------
                                                                                                                    7,720,167
                                                                                                                 ------------

JAPAN -- 1.9%
Ajinomoto Co., Inc.                                                                                76,000             536,156
Alfresa Holdings Corp.                                                                              6,700             243,392
Astellas Pharma, Inc.                                                                              57,500           1,770,911
Bank of Yokohama Ltd. (The)                                                                        48,000             206,221
Canon, Inc.                                                                                        78,600           2,292,737
Dai Nippon Printing Co. Ltd.                                                                       32,000             296,269
Dainippon Sumitomo Pharma Co. Ltd.                                                                 25,000             207,952
Denso Corp.                                                                                        30,600             618,228
East Japan Railway Co.                                                                             10,100             525,483
Fujitsu Frontech Ltd.                                                                               7,100              54,773
Fukuoka Financial Group, Inc.                                                                     102,000             313,794
Hitachi Chemical Co. Ltd.                                                                          34,800             416,493
Hitachi Metals Ltd.                                                                                10,000              71,349
Isetan Mitsukoshi Holdings Ltd.                                                                    51,000             395,556
JS Group Corp.                                                                                     36,000             403,049
Kao Corp.                                                                                          39,000             764,689
Kawasaki Heavy Industries Ltd.                                                                    229,000             462,164
KDDI Corp.                                                                                            110             519,067
Kinden Corp.                                                                                       37,000             300,643
Kyowa Hakko Kogyo Co. Ltd.                                                                         49,000             416,021
Marui Group Co. Ltd.                                                                               40,500             218,485
Matsushita Electric Works Ltd.                                                                     71,114             522,672
Millea Holdings, Inc.                                                                              87,900           2,170,149
Mitsubishi Corp.                                                                                   34,800             463,027
Mitsubishi Tanabe Pharma Corp.                                                                     28,000             275,938
Mitsubishi UFJ Financial Group, Inc.                                                              129,100             634,225
Mizuho Financial Group, Inc.                                                                      184,000             358,183
Namco Bandai Holdings, Inc.                                                                        37,650             375,911
NEC Corp. (a)                                                                                      16,000              43,036
Nintendo Co. Ltd.                                                                                     600             176,001
Nippon Meat Packers, Inc.                                                                          17,000             178,666
Nippon Oil Corp.                                                                                   59,000             294,903
Nippon Suisan Kaisha Ltd.                                                                          69,400             182,397
Nippon Telegraph & Telephone Corp.                                                                 40,100           1,523,050
Nitto Denko Corp.                                                                                  94,000           1,930,132
Noritake Co. Ltd.                                                                                  15,000              41,449
NSK Ltd.                                                                                           44,000             168,820
NTT Data Corp.                                                                                         68             186,438
NTT DoCoMo, Inc.                                                                                      387             528,026
Obayashi Corp.                                                                                     64,000             311,524
OMRON Corp.                                                                                        10,500             124,610
Onward Holdings Co. Ltd.                                                                           26,000             170,052
Ricoh Co. Ltd.                                                                                     17,000             204,593
Ryosan Co. Ltd.                                                                                     4,600              95,575
Secom Co. Ltd.                                                                                     16,800             621,885
Sekisui House Ltd.                                                                                 42,000             321,384
Seven & I Holdings Co. Ltd.                                                                       101,880           2,249,378
Shimizu Corp.                                                                                      51,000             212,771
Shiseido Co. Ltd.                                                                                  18,000             263,699
Sompo Japan Insurance, Inc.                                                                        70,000             366,546
Sony Corp.                                                                                         13,800             282,959
Sumitomo Electric Industries Ltd.                                                                  65,400             553,856
Sumitomo Forestry Co. Ltd.                                                                         40,200             266,276
Sumitomo Metal Industries Ltd.                                                                    751,000           1,526,882
Sumitomo Mitsui Financial Group, Inc.                                                              13,400             472,694
Taiyo Nippon Sanso Corp.                                                                           60,000             391,361
Takeda Pharmaceutical Co. Ltd.                                                                     57,500           1,994,029
TDK Corp.                                                                                           4,800             181,229
Tokyo Electric Power Co., Inc. (The)                                                               13,600             339,493
Tokyo Electron Ltd.                                                                                 4,800             180,813
Tokyo Gas Co. Ltd.                                                                                187,000             653,095
Tokyo Ohka Kogyo Co. Ltd.                                                                           8,000             111,921
Toppan Forms Co. Ltd.                                                                              19,400             219,514
Toyo Seikan Kaisha Ltd.                                                                            29,900             441,453
Toyota Motor Corp.                                                                                  7,600             243,753
West Japan Railway Co.                                                                                665           2,101,198
Yamada Denki Co. Ltd.                                                                               4,630             180,119
Yamatake Corp.                                                                                      9,900             171,060
Yamato Holdings Co. Ltd.                                                                           71,000             668,836
YASKAWA Electric Corp.                                                                             35,000             153,435
                                                                                                                 ------------
                                                                                                                   37,162,448
                                                                                                                 ------------

LUXEMBOURG -- 0.2%
ArcelorMittal - NYSE Shares                                                                       104,939           2,102,977
ArcelorMittal                                                                                      47,164             954,565
                                                                                                                 ------------
                                                                                                                    3,057,542
                                                                                                                 ------------

MALAYSIA -- 0.3%
AMMB Holdings Berhad                                                                            1,194,575             859,292
British American Tobacco Malaysia Berhad                                                           55,600             695,083
Bumiputra-Commerce Holdings Berhad                                                                983,169           1,855,504
Carlsberg Brewery Malaysia Berhad                                                                 148,700             138,090
Malaysian Airline System Berhad                                                                   491,300             387,656
Multi-Purpose Holdings Berhad                                                                     496,500             151,666
Resorts World Berhad                                                                            2,922,100           1,724,087
Sime Darby Berhad                                                                                 571,606             898,438
                                                                                                                 ------------
                                                                                                                    6,709,816
                                                                                                                 ------------

MEXICO -- 0.0%
America Movil SA de CV, Series L - ADR                                                              6,300             170,604
Telefonos de Mexico SAB de CV, Series L - SPADR                                                     4,650              69,936
Telmex Internacional SAB de CV, Series L - ADR                                                      4,552              41,742
                                                                                                                 ------------
                                                                                                                      282,282
                                                                                                                 ------------

NETHERLANDS -- 0.8%
Akzo Nobel NV                                                                                       4,575             173,356
Heineken NV                                                                                        27,822             792,303
ING Groep NV - CVA                                                                                143,101             799,290
Koninklijke (Royal) KPN NV                                                                        100,345           1,341,943
Koninklijke (Royal) Philips Electronics NV                                                         36,567             539,741
Koninklijke Boskalis Westminster NV - CVA                                                          28,818             578,286
Reed Elsevier NV                                                                                  106,842           1,142,558
Royal Dutch Shell plc - ADR                                                                       111,700           4,948,310
Royal Dutch Shell plc, Class A                                                                    162,681           3,659,216
Royal Dutch Shell plc, Class B                                                                     55,241           1,210,845
Wolters Kluwer NV                                                                                  39,833             646,689
                                                                                                                 ------------
                                                                                                                   15,832,537
                                                                                                                 ------------

NEW ZEALAND -- 0.0%
Telecom Corp. of New Zealand Ltd.                                                                  89,008             116,052
                                                                                                                 ------------

NORWAY -- 0.0%
DNB NOR ASA                                                                                        63,520             287,523
StatoilHydro ASA                                                                                   30,100             526,117
                                                                                                                 ------------
                                                                                                                      813,640
                                                                                                                 ------------

PERU -- 0.0%
Cia de Minas Buenaventura SA - ADR                                                                 17,300             414,854
                                                                                                                 ------------

PHILIPPINES (THE) -- 0.4%
ABS-CBN Holdings Corp.                                                                          3,080,400           1,082,790
Ayala Corp.                                                                                       663,789           2,835,958
Banco de Oro Unibank, Inc.                                                                        303,400             160,442
Benpres Holdings Corp. (a)                                                                      4,725,000             111,737
DMCI Holdings, Inc.                                                                             1,526,000             126,490
Globe Telecom, Inc.                                                                               134,000           2,312,084
Jollibee Foods Corp.                                                                              635,900             573,143
                                                                                                                 ------------
                                                                                                                    7,202,644
                                                                                                                 ------------

POLAND -- 0.0%
Bank Pekao SA                                                                                      20,722             498,183
                                                                                                                 ------------

RUSSIA -- 0.4%
Gazprom OAO - SPADR                                                                                 4,400              65,340
LUKOIL - SPADR                                                                                     81,800           3,067,500
Oao Gazprom - SPADR                                                                               291,210           4,278,067
                                                                                                                 ------------
                                                                                                                    7,410,907
                                                                                                                 ------------

SINGAPORE -- 0.3%
Great Eastern Holdings Ltd.                                                                       222,000           1,186,947
GuocoLeisure Ltd.                                                                               1,314,000             242,269
Mandarin Oriental International Ltd.                                                              233,000             184,004
Oversea-Chinese Banking Corp.                                                                     514,800           1,639,757
Singapore Telecommunications Ltd.                                                               1,168,000           1,944,237
STATS ChipPAC Ltd. (a)                                                                          2,646,000             548,239
United Industrial Corp. Ltd.                                                                      113,000              75,809
Yanlord Land Group Ltd.                                                                           334,000             246,263
Yellow Pages Singapore Ltd.                                                                       146,000              15,839
                                                                                                                 ------------
                                                                                                                    6,083,364
                                                                                                                 ------------

SOUTH AFRICA -- 0.8%
Anglo Platinum Ltd.                                                                                67,428           3,409,280
AngloGold Ashanti Ltd.                                                                              6,085             222,931
AngloGold Ashanti Ltd. - SPADR                                                                     91,958           3,380,376
City Lodge Hotels Ltd.                                                                             16,093             109,641
Discovery Holdings Ltd.                                                                            18,458              48,894
FirstRand Ltd.                                                                                    415,960             530,004
Gold Fields Ltd.                                                                                  236,811           2,663,871
Hosken Consolidated Investments Ltd.                                                              431,844           1,836,105
JD Group Ltd.                                                                                      39,419             137,196
Mondi Ltd.                                                                                          3,715              10,862
Nedbank Group Ltd.                                                                                 68,394             615,440
New Clicks Holdings Ltd.                                                                          112,761             178,634
Pretoria Portland Cement Co. Ltd.                                                                 220,540             732,730
RMB Holdings Ltd.                                                                                 398,539             867,728
Sun International Ltd.                                                                            113,934             863,485
                                                                                                                 ------------
                                                                                                                   15,607,177
                                                                                                                 ------------

SOUTH KOREA -- 0.1%
KB Financial Group, Inc. (a)                                                                        1,130              27,275
Korea Electric Power Corp. (a)                                                                        710              13,037
POSCO                                                                                                 155              41,181
POSCO - ADR                                                                                        31,200           2,085,096
Samsung Electronics Co. Ltd.                                                                          124              51,213
SK Telecom Co. Ltd.                                                                                   914             126,941
                                                                                                                 ------------
                                                                                                                    2,344,743
                                                                                                                 ------------

SPAIN -- 0.6%
Acciona SA                                                                                          8,595             882,634
Acerinox SA                                                                                        67,987             788,927
Banco Santander SA                                                                                 95,188             654,481
Banco Santander SA - SPADR                                                                          5,298              36,556
Iberdrola SA                                                                                      381,201           2,676,767
Inditex SA                                                                                         10,715             416,768
Prosegur, Compania de Seguridad SA                                                                  9,688             261,211
Telefonica SA                                                                                     231,224           4,618,009
Viscofan SA                                                                                        16,517             320,792
                                                                                                                 ------------
                                                                                                                   10,656,145
                                                                                                                 ------------

SWEDEN -- 0.2%
Assa Abloy AB, Class B                                                                             59,313             555,008
Hoganas AB, Class B                                                                                16,833             152,372
Modern Times Group AB, Class B                                                                      4,879              83,329
Svenska Cellulosa AB (SCA), Class B                                                                56,517             429,069
Svenska Handelsbanken AB, Class A                                                                  47,916             677,482
Telefonaktiebolaget LM Ericsson, Class B                                                          127,408           1,035,344
TeliaSonera AB                                                                                     20,135              97,059
                                                                                                                 ------------
                                                                                                                    3,029,663
                                                                                                                 ------------

SWITZERLAND -- 0.6%
Adecco SA                                                                                          20,916             654,367
Clariant AG Registered (a)                                                                         32,531             125,789
Compagnie Financiere Richemont SA                                                                  21,638             336,983
Geberit AG                                                                                          6,788             609,080
Logitech International SA (a)                                                                      28,087             290,289
Nestle SA Registered                                                                                9,654             326,783
Novartis AG                                                                                       111,899           4,223,494
PubliGroupe SA                                                                                      1,189              54,358
Roche Holding AG                                                                                    9,570           1,313,908
Sonova Holding AG Registered                                                                        1,795             108,548
UBS AG Registered (a)                                                                             116,242           1,104,277
Weatherford International Ltd. (a)                                                                125,500           1,389,285
Xstrata plc                                                                                       268,477           1,791,316
                                                                                                                 ------------
                                                                                                                   12,328,477
                                                                                                                 ------------

TAIWAN -- 0.2%
Asustek Computer, Inc. - GDR Registered                                                            61,599             319,699
Chunghwa Telecom Co. Ltd. - ADR                                                                    36,503             665,449
Taiwan Semiconductor Manufacturing Co. Ltd.                                                       636,407             969,061
Taiwan Semiconductor Manufacturing Co. Ltd. - SPADR                                               192,466           1,722,571
                                                                                                                 ------------
                                                                                                                    3,676,780
                                                                                                                 ------------

THAILAND -- 0.3%
Advanced Info Service PCL (b)                                                                     828,600           1,933,361
GMM Grammy PCL                                                                                    892,800             274,398
Kasikornbank PCL                                                                                  556,200             709,659
Land and Houses PCL                                                                             1,873,200             158,455
Matichon PCL (b)                                                                                  115,200              21,763
MBK PCL                                                                                           224,200             319,247
Siam Cement PCL                                                                                   203,500             562,329
Siam Cement PCL - NVDR                                                                            296,700             824,051
Thanachart Capital PCL (b)                                                                      1,137,600             307,936
                                                                                                                 ------------
                                                                                                                    5,111,199
                                                                                                                 ------------

TURKEY -- 0.1%
Turkcell Iletisim Hizmetleri A/S - ADR                                                            102,000           1,253,580
Turkiye Garanti Bankasi A/S - ADR (b)                                                              46,600              60,580
                                                                                                                 ------------
                                                                                                                    1,314,160
                                                                                                                 ------------

UNITED KINGDOM -- 2.6%
AMEC plc                                                                                           26,372             200,548
Anglo American plc - JSE Shares                                                                    65,344           1,107,871
Anglo American plc - LSE Shares                                                                    36,225             611,559
Arriva plc                                                                                        107,015             568,123
Aviva plc                                                                                         134,057             414,468
BAE Systems plc                                                                                   196,237             941,574
Barclays plc                                                                                      205,179             437,706
Berkeley Group Holdings plc (UNIT) (a)                                                             15,250             193,521
BHP Billiton plc                                                                                   50,362             997,121
BP plc                                                                                            695,869           4,657,095
BP plc - SPADR                                                                                    123,500           4,952,350
Bradford & Bingley plc                                                                            101,619                  --
British American Tobacco plc                                                                       12,499             289,416
Bunzl plc                                                                                          35,953             281,855
Cable & Wireless plc                                                                              503,957           1,007,138
Capita Group plc                                                                                  134,081           1,303,366
Carnival plc                                                                                       27,596             625,183
Carphone Warehouse Group plc                                                                       63,309             114,044
Compass Group plc                                                                                 153,156             699,842
Daily Mail & General Trust NV, Class A                                                             17,468              58,542
Devro plc                                                                                         103,637             130,421
Diageo plc                                                                                         97,524           1,101,190
Enterprise Inns plc                                                                                73,550              71,504
Eurocastle Investment Ltd.                                                                         83,992              30,149
Galiform plc                                                                                      386,659              92,888
GKN plc                                                                                           286,700             280,102
GlaxoSmithKline plc                                                                               322,535           5,022,063
Hays plc                                                                                          189,536             197,127
HMV Group plc                                                                                      65,314             121,252
Homeserve plc                                                                                       8,084             135,505
ICAP plc                                                                                          120,085             523,122
Informa plc                                                                                       128,225             482,253
International Personal Finance                                                                    104,778             135,350
Intertek Group plc                                                                                 67,912             862,669
Invensys plc (a)                                                                                  197,053             470,713
ITV plc                                                                                           624,186             169,121
Ladbrokes plc                                                                                     110,455             288,895
Lloyds Banking Group plc                                                                          748,523             767,301
Michael Page International plc                                                                    123,282             324,013
Mondi plc                                                                                           9,195              21,392
Next plc                                                                                            9,360             176,516
Northgate plc                                                                                      13,720              12,829
Provident Financial plc                                                                            41,217             494,948
Reckitt Benckiser Group plc                                                                        34,789           1,309,284
Reed Elsevier plc                                                                                  91,558             656,997
Rexam plc                                                                                          93,898             362,917
Rio Tinto plc                                                                                      15,651             524,065
Rolls-Royce Group plc (a)                                                                         228,114             961,914
Royal Bank of Scotland Group plc (a)                                                              319,497             113,665
Royal Bank of Scotland Group plc (SUB shares)                                                     136,927                  --
RSA Insurance Group plc                                                                            99,209             185,302
Sage Group plc                                                                                    300,677             728,631
Smiths Group plc                                                                                   26,967             258,304
Sportingbet plc (a)                                                                               230,256             147,981
Stagecoach Group plc                                                                              182,535             312,184
Tesco plc                                                                                         237,118           1,134,841
Thomas Cook Group plc                                                                             244,907             842,093
Tui Travel plc                                                                                    213,251             700,487
Unilever plc                                                                                      157,177           2,979,012
Vedanta Resources plc                                                                             246,499           2,382,769
Vodafone Group plc                                                                              1,100,751           1,923,015
Willis Group Holdings Ltd.                                                                        116,080           2,553,760
Wolseley plc (a)                                                                                   36,284             120,085
WPP plc                                                                                            60,716             341,412
                                                                                                                 ------------
                                                                                                                   49,911,363
                                                                                                                 ------------
Total Foreign Common Stocks
  (Cost $451,399,525)                                                                                             335,147,747
                                                                                                                 ------------
Total Common Stocks
  (Cost $898,847,826)                                                                                             632,543,514
                                                                                                                 ------------


                                                                  INTEREST         MATURITY      PRINCIPAL
                                                                    RATE             DATE          AMOUNT           VALUE
ASSET-BACKED SECURITIES -- 1.1%

Ace Securities Corp., Ser. 2005-HE7, Class A2D
 (FRN) (STEP) (b)                                                  0.852%          11/25/35    $    400,000           186,412
American Express Credit Account Master Trust,
  Ser. 2006-B, Class A (FRN) (c)                                   0.596%          08/15/13       1,600,000         1,497,403
Bank of America Credit Card Trust, Ser. 2006-A12,
  Class A12 (FRN)                                                  0.576%          03/15/14         200,000           181,188
Bank of America Credit Card Trust, Ser. 2006-A15,
  Class A15 (FRN)                                                  0.556%          04/15/14       1,671,000         1,507,593
Bank of America Credit Card Trust, Ser. 2007-A6,
  Class A6 (FRN)                                                   0.616%          09/15/16       2,000,000         1,624,958
Bear Stearns Asset Backed Securities Trust,
  Ser. 2005-HE10, Class A2 (FRN) (STEP)                            0.812%          11/25/35         254,662           243,547
Bear Stearns Asset Backed Securities Trust,
  Ser. 2006-HE1, Class 1A2 (FRN) (STEP)                            0.742%          12/25/35         696,884           576,701
Bear Stearns Asset Backed Securities Trust,
  Ser. 2006-HE7, Class 2A2 (FRN) (STEP) (b)                        0.682%          08/25/36         700,000           317,796
BNC Mortgage Loan Trust, Ser. 2006-1, Class M1
 (FRN) (STEP) (b)                                                  0.782%          10/25/36         500,000             6,360
Carrington Mortgage Loan Trust, Ser. 2005-NC5,
  Class A2 (FRN) (STEP)                                            0.842%          10/25/35         649,769           561,299
Chase Issuance Trust, Ser. 2006-A1, Class A (FRN)                  0.596%          04/15/13       1,600,000         1,518,283
Chase Issuance Trust, Ser. 2006-A8, Class A8 (FRN)                 0.616%          02/16/16       1,900,000         1,607,031
Citibank Credit Card Issuance Trust, Ser. 2005-A3,
  Class A3 (FRN)                                                   0.592%          04/24/14       1,000,000           904,082
Citigroup Mortgage Loan Trust, Inc., Ser. 2007-AMC2,
  Class A3A (FRN) (STEP) (b)                                       0.602%          01/25/37         628,546           496,615
Countrywide Asset-Backed Certificates, Ser. 2004-1,
  Class 3A (FRN) (STEP) (b)                                        0.802%          04/25/34         293,688            80,253
Credit-Based Asset Servicing and Securitization,
  Ser. 2005-CB2, Class M1 (FRN) (STEP) (b)                         0.962%          04/25/36          55,034            33,789
Downey Savings & Loan Association Mortgage Loan Trust,
  Ser. 2004-AR3, Class B2 (FRN) (STEP) (b)                         1.656%          07/19/44         114,215            14,848
FBR Securitization Trust, Ser. 2005-2, Class AV31
  (FRN) (STEP)                                                     0.792%          09/25/35         355,169           318,894
First Franklin Mortgage Loan Asset Backed Certificates,
  Ser. 2003-FF5, Class M2 (FRN) (STEP) (b)                         2.772%          03/25/34          81,446            43,576
First Franklin Mortgage Loan Asset Backed Certificates,
  Ser. 2005-FF10, Class A4 (FRN) (STEP) (b)                        0.842%          11/25/35         569,372           434,555
Home Equity Asset Trust, Ser. 2006-5, Class 2A3
  (FRN) (STEP) (b)                                                 0.672%          10/25/36         150,000            58,113
Indymac Residential Asset Backed Trust, Ser. 2005-D,
  Class AII3 (FRN) (STEP)                                          0.772%          03/25/36       1,497,695         1,075,539
Indymac Residential Asset Backed Trust, Ser. 2007-B,
  Class 2A3 (FRN) (STEP) (b)                                       0.722%          07/25/37         907,000           261,947
JP Morgan Mortgage Acquisition Corp.,
  Ser. 2005-FLD1, Class A2 (FRN) (STEP)                            0.782%          07/25/35          12,070            11,904
Long Beach Mortgage Loan Trust, Ser. 2005-WL2,
  Class M1 (FRN) (STEP) (b)                                        0.992%          08/25/35         400,000           192,551
Long Beach Mortgage Loan Trust, Ser. 2006-2,
  Class 2A3 (FRN) (STEP) (b)                                       0.712%          03/25/46       3,000,000         1,163,776
Long Beach Mortgage Loan Trust, Ser. 2006-4,
  Class 2A3 (FRN) (STEP) (b)                                       0.682%          05/25/36       1,050,000           334,708
Master Asset Backed Securities Trust, Ser. 2004-HE1,
  Class A1 (FRN) (STEP)                                            0.922%          09/25/34         166,821           151,085
Morgan Stanley ABS Capital I, Ser. 2002-HE3,
  Class A2 (FRN) (STEP) (b)                                        1.602%          12/27/32         303,687           174,662
Morgan Stanley ABS Capital I, Ser. 2005-HE6,
  Class A2C (FRN) (STEP) (b)                                       0.842%          11/25/35         900,000           565,977
New Century Home Equity Loan Trust, Ser. 2003-2,
  Class M2 (FRN) (STEP) (b)                                        3.522%          01/25/33         428,148           202,820
Nomura Home Equity Loan, Inc., Ser. 2005-FM1,
  Class 2A3 (FRN) (STEP)                                           0.902%          05/25/35         184,171           178,847
Residential Asset Mortgage Products, Inc.,
  Ser. 2006-RS2, Class A2 (FRN) (STEP)                             0.722%          03/25/36         738,169           525,658
Residential Asset Securities Corp., Ser. 2004-KS9,
  Class AII4 (FRN) (STEP) (b)                                      0.822%          10/25/34         159,131            91,670
Residential Asset Securities Corp., Ser. 2006-EMX8,
  Class 1A3 (FRN) (STEP) (b)                                       0.692%          10/25/36         700,000           184,718
Securitized Asset Backed Receivables LLC Trust,
  Ser. 2005-HE1, Class A3C (FRN) (STEP)                            0.852%          10/25/35         191,167           155,584
Soundview Home Equity Loan Trust, Ser. 2005-3,
  Class M1 (FRN) (STEP)                                            1.000%          06/25/35         622,660           601,511
Soundview Home Equity Loan Trust, Ser. 2005-OPT4,
  Class 2A3 (FRN) (STEP) (b)                                       0.782%          12/25/35         197,080           140,099
Specialty Underwriting & Residential Finance,
  Ser. 2005-BC4, Class A2B (FRN) (STEP)                            0.752%          09/25/36         897,562           756,057
Structured Asset Securities Corp., Ser. 2006-BC2,
  Class A2 (FRN) (STEP)                                            0.572%          09/25/36       1,408,290         1,269,099
Washington Mutual Asset-Backed Certificates,
  Ser. 2006-HE2, Class A3 (FRN) (STEP) (b)                         0.672%          05/25/36         400,000           205,740
Washington Mutual, Inc., Ser. 2005-AR1, Class A3
 (FRN) (STEP) (b)                                                  0.882%          01/25/45         307,283            62,479
Wells Fargo Home Equity Trust, Ser. 2005-3,
  Class AI1A (FRN) (STEP)                                          0.792%          11/25/35         414,827           382,913
                                                                                                                 ------------

Total Asset-Backed Securities
  (Cost $29,002,978)                                                                                               20,902,640
                                                                                                                 ------------

MORTGAGE-BACKED SECURITIES - PRIVATE ISSUERS  -- 1.6%

American Home Mortgage Investment Trust,
  Ser. 2004-1, Class 4A (FRN) (b)                                  3.760%          04/25/44          83,273            45,359
American Home Mortgage Investment Trust,
  Ser. 2004-4, Class 4A (FRN) (b)                                  4.390%          02/25/45         369,161           204,122
American Home Mortgage Investment Trust,
  Ser. 2005-1, Class 6A (FRN) (b)                                  5.294%          06/25/45         457,465           229,849
Bank of America Commercial Mortgage, Inc.,
  Ser. 2006-2, Class A1                                            5.611%          05/10/45       2,784,336         2,780,058
Bank of America Funding Corp., Ser. 2004-B,
  Class 1A2 (VRN) (b)                                              5.291%          12/20/34         180,376           102,546
Bear Stearns Commercial Mortgage Securities, Inc.,
  Ser. 2002-TOP6, Class A2                                         6.460%          10/15/36       2,000,000         1,974,720
Citigroup Mortgage Loan Trust, Inc., Ser. 2007-AR5,
  Class 1A2A (VRN) (b)                                             5.608%          04/25/37         577,439           355,021
GE Capital Commercial Mortgage Corp., Ser. 2000-1,
  Class A2                                                         6.496%          01/15/33         116,710           117,773
GE Capital Commercial Mortgage Corp., Ser. 2001-3,
  Class A2                                                         6.070%          06/10/38         500,000           488,827
GE Capital Commercial Mortgage Corp., Ser. 2002-1A,
  Class A3                                                         6.269%          12/10/35         480,000           463,981
GMAC Commercial Mortgage Securities, Inc.,
  Ser. 2000-C2, Class A2 (VRN)                                     7.455%          08/16/33       2,725,486         2,764,924
Greenwich Capital Commercial Funding Corp.,
  Ser. 2005-GG3, Class A2                                          4.305%          08/10/42       3,972,439         3,826,498
Harborview Mortgage Loan Trust, Ser. 2004-7,
  Class 2A2 (VRN) (b)                                              0.482%          11/19/34          98,824            54,737
Harborview Mortgage Loan Trust, Ser. 2005-9,
  Class 2A1A (FRN) (STEP) (b)                                      0.885%          06/20/35         121,804            49,386
Impac CMB Trust, Ser. 2004-9, Class M4 (FRN)
  (STEP) (b)                                                       2.097%          01/25/35          94,297            23,015
JP Morgan Chase Commercial Mortgage Securities Corp.,
  Ser. 2004-CB8, Class A3                                          4.007%          01/12/39       5,000,000         4,242,771
JP Morgan Chase Commercial Mortgage Securities Corp.,
  Ser. 2005-LDP2, Class A4                                         4.738%          07/15/42       1,480,000         1,086,888
LB-UBS Commercial Mortgage Trust, Ser. 2000-C5,
  Class A2                                                         6.510%          12/15/26       4,762,450         4,769,699
LB-UBS Commercial Mortgage Trust, Ser. 2003-C3,
  Class A4                                                         4.166%          05/15/32         500,000           433,366
MLCC Mortgage Investors, Inc., Ser. 2004-D,
  Class A2 (FRN) (STEP) (b)                                        2.111%          08/25/29         163,922           112,340
Nomura Asset Securities Corp., Ser. 1998-D6,
  Class A3 (VRN)                                                   7.426%          03/15/30       4,000,000         3,883,642
SL Green Realty Corp. (c)                                          3.000%          03/30/27         318,000           195,173
Sotheby's (c)                                                      3.125%          06/15/13         242,107           156,159
Structured Adjustable Rate Mortgage Loan Trust,
  Ser. 2005-19XS, Class 1A1 (FRN) (STEP) (b)                       0.842%          10/25/35         489,255           196,805
Structured Adjustable Rate Mortgage Loan Trust,
  Ser. 2007-7, Class 2AS2 (VRN) (b)                                5.672%          08/25/15         503,752           209,283
Structured Asset Securities Corp., Ser. 2005-RF1,
  Class A (FRN) (b) (c)                                            0.870%          03/25/35         439,399           362,837
Structured Asset Securities Corp., Ser. 2005-RF3,
  Class 1A (FRN) (b) (c)                                           0.870%          06/25/35         889,576           628,944
Structured Asset Securities Corp., Ser. 2006-NC1,
  Class A4 (FRN) (STEP) (b)                                        0.672%          05/25/36         200,000            87,245
Structured Asset Securities Corp., Ser. 2007-BC1,
  Class A4 (FRN) (STEP) (b)                                        0.652%          02/25/37         750,000           216,833
Structured Asset Securities Corp., Ser. 2007-EQ1,
  Class A2 (FRN) (STEP) (b)                                        0.612%          03/25/37         525,703           429,420
Structured Asset Securities Corp., Ser. 2007-OSI,
  Class A4 (FRN) (STEP) (b)                                        0.722%          06/25/37       1,000,000           289,125
                                                                                                                 ------------

Total Mortgage-Backed Securities - Private Issuers
  (Cost $35,662,125)                                                                                               30,781,346
                                                                                                                 ------------

MORTGAGE-BACKED SECURITIES - US GOVERNMENT AGENCY OBLIGATIONS -- 2.8%

FHLMC  Pool #781697 (FRN)                                          3.795%          07/01/34         246,942           248,108
FHLMC  Pool #1M1044 (FRN)                                          4.310%          09/01/36         844,050           856,141
FHLMC, Ser. 2003-2591, Class WP                                    3.500%          02/15/30         548,936           548,223
FHLMC, Ser. 2003-2640, Class DL                                    3.500%          11/15/16         248,335           249,935
FHLMC, Ser. 2003-2705, Class LB                                    4.500%          09/15/26         831,873           842,674
FHLMC, Ser. 2003-2725, Class PC                                    4.500%          05/15/28         927,205           940,231
FHLMC, Ser. 2004-2882, Class HI (IO)                               5.000%          05/15/18          42,129             2,428
FHLMC, Ser. 2004-2891, Class LA                                    5.000%          06/15/24         269,729           272,351
FHLMC, Ser. 2005-2934, Class HI (IO)                               5.000%          02/15/20         103,194            10,027
FHLMC, Ser. 2005-2934, Class KI (IO)                               5.000%          02/15/20          51,005             5,178
FHLMC, Ser. 2005-2964                                              5.500%          02/15/26         798,002           809,441
FHLMC, Ser. 2005-2967, Class JI (IO)                               5.000%          04/15/20          55,547             6,202
FHLMC Strip, Ser. 2004-227, Class IO (IO)                          5.000%          12/01/34         447,302            54,289
FHLMC Strip, Ser. 2005-232, Class IO (IO)                          5.000%          08/01/35         210,456            23,719
FHLMC Strip, Ser. 2005-233, Class 5 (IO)                           4.500%          09/15/35          77,217             8,024
FHLMC Structured Pass Through Securities,
  Ser. 2003-T57, Class 1A3                                         7.500%          07/25/43         461,596           492,609
FNMA  Pool #985096                                                 6.000%          12/01/38       1,947,881         2,036,739
FNMA  Pool #991526                                                 6.000%          11/01/38         771,934           807,147
FNMA  Pool #994783                                                 7.000%          04/13/39       1,500,000         1,566,797
FNMA  Pool #14824                                                  5.500%          04/16/09       2,300,000         2,397,750
FNMA  Pool #54434                                                  6.000%          04/13/39      26,500,000        27,675,938
FNMA  Pool #20647                                                  5.000%          04/13/39       1,000,000         1,031,875
FNMA  Pool #43661                                                  5.500%          04/13/39       1,000,000         1,037,812
FNMA  Pool #685563 (FRN)                                           4.872%          01/01/33         650,391           666,499
FNMA  Pool #693348 (FRN)                                           4.420%          02/01/33         947,050           962,212
FNMA  Pool #815054 (FRN)                                           4.410%          04/01/35         583,863           596,935
FNMA  Pool #828480 (FRN)                                           4.960%          06/01/35         348,796           357,420
FNMA  Pool #834928 (FRN)                                           5.060%          07/01/35         604,801           618,680
FNMA  Pool #879906 (FRN)                                           5.080%          10/01/33       1,737,277         1,785,711
FNMA  Pool #889487 (FRN)                                           4.530%          08/01/35         496,453           504,173
FNMA, Ser. 2003-83, Class PC                                       4.000%          06/25/18         236,424           237,654
FNMA, Ser. 2005-108, Class TA                                      5.500%          03/25/22          53,558            53,568
FNMA, Ser. 2005-86, Class WH                                       5.000%          11/25/25       1,543,885         1,576,659
FNMA, Ser. 2006-10, Class FD (FRN)                                 0.870%          03/25/36         125,116           122,101
FNMA Pool #831360                                                  5.500%          03/01/21         463,560           484,092
FNMA Pool #847637                                                  4.690%          01/01/34         360,226           371,727
FNMA Pool #865792                                                  5.500%          03/01/21         482,678           504,057
FNMA Pool #914758                                                  5.000%          04/01/22         817,909           849,288
FNMA Pool #938469                                                  5.000%          07/01/22         757,165           786,213
FNMA Strip, Ser. 2005-357, Class 2 (IO)                            5.000%          02/01/35         197,029            23,776
FNMA Strip, Ser. 2005-360, Class 2 (IO)                            5.000%          08/01/35       1,280,370           145,515
FNMA Strip, Ser. 2005-365, Class 4 (IO)                            5.000%          04/01/36          74,482             8,487
FNMA Whole Loan, Ser. 2002-W8, Class A3                            7.500%          06/25/42         494,501           529,889
                                                                                                                 ------------
Total Mortgage-Backed Securities - US Government Agency
  Obligations (Cost $52,755,336)                                                                                   53,108,294
                                                                                                                 ------------

US TREASURY SECURITIES -- 17.9%

US Treasury Inflation-Indexed Note                                 1.625%          01/15/18     104,802,880       105,916,411
US Treasury Inflation-Indexed Note (g) (h)                         2.125%          01/15/19     111,463,938       118,674,317
US Treasury Inflation-Indexed Note                                 1.375%          07/15/18      73,425,750        72,829,166
US Treasury Note (h)                                               2.750%          02/15/19      43,335,000        43,572,042
                                                                                                                 ------------
Total US Treasury Securities
  (Cost $330,811,415)                                                                                             340,991,936
                                                                                                                 ------------

COMMINGLED INVESTMENT VEHICLES -- 19.4%
                                                                                                NUMBER OF
                                                                                                  SHARES             VALUE
EXCHANGE-TRADED FUNDS -- 0.3%
iShares Dow Jones US Real Estate Index Fund                                                       250,000           6,365,000
iShares MSCI EAFE Index Fund                                                                          800              30,072
                                                                                                                 ------------
Total Exchange-Traded Funds
  (Cost $6,037,773)                                                                                                 6,395,072
                                                                                                                 ------------

MUTUAL FUNDS -- 5.3%
PIMCO Commodity RealReturn Strategy Fund                                                        5,046,896          31,593,567
Vanguard High-Yield Corporate Fund                                                             15,981,271          69,838,155
                                                                                                                 ------------
Total Mutual Funds
  (Cost $103,248,848)                                                                                             101,431,722
                                                                                                                 ------------

PRIVATE INVESTMENT FUNDS (i) -- 13.8%
Canyon Value Realization Fund, LP (a) (b) (d) (f)                                                                  31,647,818
Convexity Capital Offshore, LP (a) (b) (d) (f)                                                                     49,210,161
Farallon Capital Institutional Partners, LP (a) (b) (d) (f)                                                        30,495,783
Joho Partners, LP (a) (b) (d) (f)                                                                                  16,297,414
Lansdowne UK Equity Fund Ltd. (a) (b) (d) (f)                                                     111,562          35,988,868
Lone Cascade, LP (a) (b) (d) (f)                                                                                    9,283,459
Lone Picea, LP, Class E (a) (b) (d) (f)                                                                               856,979
Lone Picea, LP, Class F (a) (b) (d) (f)                                                                             1,277,331
Lone Picea, LP, Class H (a) (b) (d) (f)                                                                             1,242,606
Lone Redwood, LP (a) (b) (d) (f)                                                                                    9,029,123
Maverick Fund USA Ltd. (a) (b) (d) (f)                                                                             23,469,355
Nomad Investment Co. Ltd., Class A (a) (b) (d) (f)                                                  5,894          10,114,661
Nomad Investment Co. Ltd., Class R (a) (b) (d) (f)                                                  2,784           4,699,020
OZ Domestic Partners, LP (a) (b) (d) (f)                                                                           14,152,418
Regiment Capital Ltd. (a) (b) (d) (f)                                                              45,152           7,977,668
Tosca (a) (b) (d) (f)                                                                              86,353           4,108,311
Tosca Asia (a) (b) (d) (f)                                                                        231,455          12,870,648
                                                                                                                 ------------
Total Private Investment Funds
  (Cost $228,607,855)                                                                                             262,721,623
                                                                                                                 ------------
Total Commingled Investment Vehicles
  (Cost $337,894,476)                                                                                             370,548,417
                                                                                                                 ------------

PREFERRED STOCKS -- 0.1%
Anglo Platinum Ltd., 6.38% (South Africa)                                                           5,456             103,902
Cia Vale do Rio Doce, 1.46% (Brazil)                                                               86,736           1,000,189
Colonial Properties Trust, 8.13% (United States)                                                    2,700              34,965
Hilltop Holdings, Inc., Series A, 8.25% (United States)                                            19,100             353,350
Hyundai Motor Co. Ltd., 3.98% (South Korea)                                                        33,140             498,107
Malaysian Airline System Berhad, 30.0% (Malaysia)                                                  40,000               8,120
South Financial Group, Inc., 10.0% (United States) (b) (d)                                            231              37,919
South Financial Group, Inc., 49.0% (United States) (b) (d)                                            769             126,234
                                                                                                                 ------------
Total Preferred Stocks
  (Cost $3,682,148)                                                                                                 2,162,786
                                                                                                                 ------------

                                                                                               NUMBER OF
                                                                                               CONTRACTS

PURCHASED OPTIONS -- 0.0%
EUR Put vs. Currencies (GBP Strike 0.7992, CHF Strike 1.5216,
  JPY Strike 139.82), Expiring 09/16/10
  (Cost $500,000) (a) (b) (d)                                                                  50,000,000              87,950
                                                                                                                 ------------

RIGHTS -- 0.0%
Fortis, Expiring 07/14/14 (Belgium) (a) (b)                                                       131,425                  --
Seat Pagine Gialle SpA, Expiring 04/17/09 (Italy) (a)                                              15,906              99,324
                                                                                                                 ------------
Total Rights
  (Cost $748,995)                                                                                                      99,324
                                                                                                                 ------------

WARRANTS -- 0.0%
Bank Pan Indonesia Tbk Warrants Expiring 07/10/09 (Indonesia) (a) (b)                           2,753,514              22,638
Groupe Eurotunnel SA Registered Warrants Expiring 12/30/11 (France) (a)                         2,590,333             326,944
Matahari Putra Prima Tbk Warrants Expiring 07/12/10 (Indonesia) (a)                               530,600                 505
                                                                                                                 ------------
Total Warrants
  (Cost $740,725)                                                                                                     350,087
                                                                                                                 ------------

                                                                  INTEREST         MATURITY      PRINCIPAL
                                                                    RATE             DATE          AMOUNT           VALUE
SHORT-TERM INVESTMENTS -- 27.2%

REPURCHASE AGREEMENT -- 5.0%
State Street Bank & Trust Co. Repurchase Agreement
  issued on 03/31/09 (proceeds at maturity
  $96,026,880) (collateralized by US Treasury Bills,
  due 07/16/2009 through 08/27/09 with a total
  principal value of $98,075,000 and a total market
  value of $97,972,866)
  (Cost $96,026,773)                                               0.040%          04/01/09      96,026,773        96,026,773
                                                                                                               --------------

US TREASURY SECURITIES -- 22.2%
US Treasury Bill (j)                                                               04/02/09      10,000,000         9,999,990
US Treasury Bill (j)                                                               04/09/09      40,000,000        39,999,080
US Treasury Bill (j)                                                               04/16/09      35,000,000        34,998,180
US Treasury Bill (j)                                                               04/29/09      20,000,000        19,997,820
US Treasury Bill (j)                                                               05/07/09      20,000,000        19,996,900
US Treasury Bill (j)                                                               05/14/09      40,000,000        39,992,120
US Treasury Bill (j)                                                               05/15/09      40,000,000        39,992,800
US Treasury Bill (g) (j)                                                           05/28/09      20,000,000        19,994,460
US Treasury Bill (g) (j)                                                           06/04/09      20,000,000        19,993,420
US Treasury Bill (j)                                                               06/11/09      30,000,000        29,989,230
US Treasury Bill (g) (j)                                                           06/24/09      20,000,000        19,991,140
US Treasury Bill (j)                                                               06/25/09      10,000,000         9,996,220
US Treasury Bill (j)                                                               07/02/09      20,000,000        19,989,260
US Treasury Bill (j)                                                               07/30/09      20,000,000        19,983,340
US Treasury Bill (j)                                                               08/06/09      20,000,000        19,981,300
US Treasury Bill (j)                                                               09/17/09      20,000,000        19,963,860
US Treasury Bill (j)                                                               09/24/09      40,000,000        39,926,680
                                                                                                               --------------

Total US Treasury Securities
  (Cost $424,720,769)                                                                                             424,785,800
                                                                                                               --------------
Total Short-Term Investments
  (Cost $520,747,542)                                                                                             520,812,573
                                                                                                               --------------
Total Investments -- 103.2%
  (Cost $2,211,393,566)                                                                                         1,972,388,867

Liabilities in Excess of Other Assets -- (3.2%)                                                                   (61,286,362)
                                                                                                               --------------

Net Assets -- 100.0%                                                                                           $1,911,102,505
                                                                                                               ==============

                                                                                                NUMBER OF
                                                                                                  SHARES            VALUE
SECURITIES SOLD SHORT -- (0.5%)

COMMON STOCKS -- (0.5%)

COMMERCIAL SERVICES & SUPPLIES -- 0.0%
Regus plc (United Kingdom)                                                                       (422,500)           (445,620)
                                                                                                                 ------------

REAL ESTATE INVESTMENT TRUSTS (REITS) -- (0.5%)
Alexandria Real Estate Equities, Inc.                                                             (24,800)           (902,720)
Associated Estates Realty Corp.                                                                   (59,400)           (337,392)
DuPont Fabros Technology, Inc.                                                                    (31,100)           (213,968)
Extra Space Storage, Inc.                                                                         (22,400)           (123,424)
Franklin Street Properties Corp.                                                                  (81,800)         (1,006,140)
Highwoods Properties, Inc.                                                                        (18,600)           (398,412)
Hospitality Properties Trust                                                                      (76,900)           (922,800)
HRPT Properties Trust                                                                            (201,000)           (641,190)
Mack-Cali Realty Corp.                                                                            (49,000)           (970,690)
Morguard Real Estate Investment Trust (Canada)                                                    (55,700)           (432,947)
Nationwide Health Properties, Inc.                                                                (23,800)           (528,122)
Parkway Properties Inc.                                                                           (11,500)           (118,450)
PS Business Parks, Inc.                                                                            (9,000)           (331,650)
Realty Income Corp.                                                                               (38,600)           (726,452)
Senior Housing Properties Trust                                                                   (28,800)           (403,776)
Tanger Factory Outlet Centers, Inc.                                                               (24,700)           (762,242)
Urstadt Biddle Properties, Class A                                                                (10,500)           (140,910)
                                                                                                                 ------------
Total Real Estate Investment Trusts (REITs)                                                                        (8,961,285)
                                                                                                                 ------------
Total Common Stocks
  (Proceeds $(10,100,465))                                                                                         (9,406,905)
                                                                                                                 ------------
Total Securities Sold Short
  (Proceeds $(10,100,465))                                                                                       $ (9,406,905)
                                                                                                                 ============

    ADR American Depositary Reciept
    CHF Swiss franc
    CVA Certificaaten van aandelen (share certificates)
   EAFE Europe, Australasia, and Far East
    EUR Euro
  FHLMC Freddie Mac
   FNMA Fannie Mae
    FRN Floating Rate Note.  Rate disclosed represents rate as of March 31, 2009.
    GBP British pound
     IO Interest-Only Security
    JPY Japanese yen
    JSE Johannesburg Stock Exchange
    LSE London Stock Exchange
   MSCI Morgan Stanley Capital International
   NVDR Non-Voting Depositary Receipt
   NYSE New York Stock Exchange
   REIT Real Estate Investment Trust
  SPADR Sponsored ADR
   STEP A bond that pays an initial coupon rate for the first period, and a higher coupon rate for the following periods.
    SUB Subscription
    TSE Toronto Stock Exchange
   UNIT A security with an attachment to buy shares, bonds, or other types of securities at a specific price before a predetermined date.
    VRN Variable Rate Note.  Rate disclosed represents rate as of March 31, 2009.
   VVPR Verminderde Voorheffing Precompte Reduit (France dividend coupon)

     *  Approximately 63% of the fund's total investments are maintained to cover "senior securities transactions"
        which may include, but are not limited to forwards, TBAs, options, and futures. These securities are marked-to-market daily and reviewed against the value of the fund's "senior securities" holdings to maintain proper coverage for the transactions.
    (a) Non income-producing security.
    (b) Illiquid security.
    (c) Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
    (d) Security is valued in good faith under procedures established by the board of directors. The aggregate amount of securities fair valued amounts to $264,850,657, which represents 13.86% of the fund's net assets.
    (e) A tracking stock is a common stock issued by a parent company that tracks the performance of a particular division without having claim on the assets of the division or the parent company.  Also known as a
        "designer stock".
    (f) Restricted Securities. The following restricted securities were held by the fund as of March 31, 2009, and were valued in accordance with the Valuation of Investments as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. The fund will bear any costs incurred in connection with the disposition of such securities. The fund monitors the acquisition of restricted securities and, to the extent that a restricted security is illiquid, will limit the purchase of such a restricted security, together with other illiquid securities held by the fund, to no more than 15% of the fund's net assets. All of the below securities are illiquid, with the exception of Canyon Value Realization Fund, LP.  TIP's valuation committee has deemed 50.4% of Canyon Value
        Realization Fund, LP to be illiquid in accordance with procedures approved by the TIP board of directors.
        The below list does not include securities eligible for resale without registration pursuant to Rule 144A under the Securities Act of 1933 that may also be deemed restricted.

                                                                   DATE OF
INVESTMENT                                                       ACQUISITION                 COST                 VALUE
Bell Aliant Regional Communications Income Fund                    07/11/06              $     46,436         $     29,781
Canyon Value Realization Fund, LP                             12/31/97-04/03/06            23,797,935           31,647,818
Convexity Capital Offshore, LP                                     02/16/06                42,000,000           49,210,161
Farallon Capital Institutional Partners, LP                   04/01/95-11/01/05            17,746,139           30,495,783
Jazz Air Income Fund                                          03/12/07-05/22/07                66,081               22,385
Joho Partners, LP                                                  01/03/07                15,000,000           16,297,414
Lansdowne UK Equity Fund Ltd.                                 06/01/06-09/01/07            26,000,000           35,988,868
Lone Cascade, LP                                              01/03/06-01/02/08            13,788,000            9,283,459
Lone Picea, LP, Class E                                             1/2/09                    964,000              856,979
Lone Picea, LP, Class F                                            01/03/05                 1,617,000            1,277,331
Lone Picea, LP, Class H                                       01/02/03-01/02/04             1,315,000            1,242,606
Lone Redwood, LP                                                   12/29/98                 3,154,356            9,029,123
Maverick Fund USA Ltd.                                        01/03/06-10/01/07            20,000,000           23,469,355
Nomad Investment Co. Ltd., Class A                                 10/02/06                14,000,000           10,114,661
Nomad Investment Co. Ltd., Class R                                 02/01/08                 8,000,000            4,699,020
OZ Domestic Partners, LP                                      12/31/01-09/30/03             9,000,000           14,152,418
Regiment Capital Ltd.                                              06/30/03                 6,000,000            7,977,668
Tosca                                                         12/30/03-07/30/04             6,225,425            4,108,311
Tosca Asia                                                         03/01/07                20,000,000           12,870,648
                                                                                                              ------------
Total                                                                                                         $262,773,789
                                                                                                              ============

    (g) Security or a portion thereof is held as initial margin for financial futures.
    (h) Security or a portion thereof is held as collateral by the counterparty for reverse repurchase agreements.
        See Note 5 to the Notes to Schedules of Investments.
    (i) Portfolio holdings information of the Private Investment Funds is not available as of March 31, 2009. These positions are therefore grouped into their own industry classification.
    (j) Treasury bills and discount notes do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.


FINANCIAL FUTURES CONTRACTS

                                                                       INITIAL
                                                                       NOTIONAL          NOTIONAL           UNREALIZED
     NUMBER OF                                                           VALUE/          VALUE AT          APPRECIATION/
     CONTRACTS   TYPE                                                 (PROCEEDS)      MARCH 31, 2009      (DEPRECIATION)
                 Long Financial Futures Contracts
       129       June 2009 2-Year US Treasury Note                   $ 27,987,276      $ 28,107,891        $   120,615
       225       June 2009 ASX S&P 200 Index                           13,672,695        13,803,753            131,058
       199       June 2009 Australian Dollar                           12,922,783        13,778,760            855,977
       570       June 2009 British Pound                               49,460,720        51,114,750          1,654,030
       426       June 2009 CAC40 Index                                 15,542,712        15,664,608            121,896
       514       June 2009 Canadian Dollar                             40,353,026        40,816,740            463,714
       151       June 2009 DAX Index                                   19,951,357        20,445,930            494,573
       575       June 2009 Dow Jones EURO STOXX 50 Index               15,182,576        15,225,423             42,847
       493       June 2009 FTSE 100 Index                              26,429,300        27,135,766            706,466
       546       June 2009 Japanese Yen                                69,636,790        68,959,800           (676,990)
        37       June 2009 MIB Index                                    3,479,903         3,845,195            365,292
       981       June 2009 S&P 500 Index                              186,859,470       194,924,700          8,065,230
       219       June 2009 Swiss Franc                                 23,094,341        24,059,888            965,547
       811       June 2009 Topix Index                                 59,153,764        64,724,592          5,570,828
       258       June 2009 TSE 60 Index                                21,501,409        21,676,578            175,169
                                                                                                           -----------
                                                                                                            19,056,252
                                                                                                           -----------
                 Short Financial Futures Contracts
        21       June 2009 5-Year Interest Rate Swap                   (2,416,164)       (2,462,906)           (46,743)
         7       June 2009 90-Day Eurodollar                           (1,682,608)       (1,730,751)           (48,143)
       270       June 2009 10-Year US Treasury Note                   (32,681,606)      (33,501,094)          (819,488)
        41       June 2009 30-Year US Treasury Bond                    (5,184,796)       (5,317,828)          (133,032)
        46       June 2009 5-Year US Treasury Note                     (5,360,690)       (5,463,219)          (102,529)
        53       September 2009 90-Day Eurodollar                     (12,807,131)      (13,104,912)          (297,781)
        23       December 2009 90-Day Eurodollar                       (5,482,506)       (5,678,413)          (195,906)
        23       March 2010 90-Day Eurodollar                          (5,474,442)       (5,675,250)          (200,808)
        23       June 2010 90-Day Eurodollar                           (5,472,692)       (5,666,337)          (193,645)
         6       September 2010 90-Day Eurodollar                      (1,426,560)       (1,475,775)           (49,215)
         6       December 2010 90-Day Eurodollar                       (1,425,585)       (1,472,700)           (47,115)
         6       March 2011 90-Day Eurodollar                          (1,424,910)       (1,470,450)           (45,540)
         6       June 2011 90-Day Eurodollar                           (1,424,010)       (1,467,525)           (43,515)
         6       September 2011 90-Day Eurodollar                      (1,423,110)       (1,464,600)           (41,490)
         6       December 2011 90-Day Eurodollar                       (1,422,135)       (1,461,375)           (39,240)
         6       March 2012 90-Day Eurodollar                          (1,421,385)       (1,459,275)           (37,890)
         6       June 2012 90-Day Eurodollar                           (1,420,560)       (1,457,100)           (36,540)
         6       September 2012 90-Day Eurodollar                      (1,419,885)       (1,455,375)           (35,490)
                                                                                                           -----------
                                                                                                            (2,414,110)
                                                                                                           -----------
                                                                                                           $16,642,142
                                                                                                           ===========

FORWARD CURRENCY CONTRACTS

                                                                                                           UNREALIZED
                                                                                                          APPRECIATION/
CONTRACT SETTLEMENT DATE                                                            CONTRACT AMOUNT      (DEPRECIATION)

                                                          RECEIVE                           DELIVER
                                  -------------------------------    ------------------------------
04/01/09                                 British Pound   (7,672)             US Dollar       5,576             $  329
04/03/09                            South African Rand  (65,072)             US Dollar     629,930              1,412


SWAP CONTRACTS

                                                                                                           NET
                                                                                                       UNREALIZED
                                                                                                      APPRECIATION/
EXPIRATION DATE      COUNTERPARTY             PAY               RECEIVE         NOTIONAL AMOUNT      (DEPRECIATION)
TOTAL RETURN SWAP CONTRACTS
Long Total Return Swap Contracts
                        Goldman          3 Month LIBOR
                         Sachs          plus a specified    MSCI AC World
  01/29/2010        International (d)        spread             Daily            $30,091,518          $ (727,180)

                        Goldman          3 Month LIBOR
                         Sachs          plus a specified    MSCI AC World
  08/06/2009        International (d)        spread             Daily             22,627,882           1,393,413

                        Goldman          1 Month LIBOR      MSCI Daily TR
                         Sachs          plus a specified    Net Emerging
  03/31/2010        International (d)        spread            Markets            40,019,939           1,150,932
                                                                                                      ----------
                                                                                                      $1,817,165
                                                                                                      ==========

                                                                                                      UNREALIZED
                                                                            NUMBER OF                APPRECIATION/
WRITTEN OPTION CONTRACTS                                                    CONTRACTS               (DEPRECIATION)
S + P 500 Index, Strike 600.00, Expiring
  12/19/09                                                                     300                   $(1,080,000)
S + P 500 Index, Strike 700.00, Expiring
  12/19/09                                                                     200                    (1,206,000)
                                                                                                     -----------
                                                                                                     $(2,286,000)
                                                                                                     ===========

Written Option Contract Reconciliation as of March 31, 2009

                                                                            NUMBER OF
                                                                            CONTRACTS                  PREMIUMS
Outstanding at beginning of period                                               0                   $         0
Options Written                                                                500                     3,118,500
                                                                               ---------------------------------
Outstanding at end of period                                                   500                   $ 3,118,500
                                                                               =================================

See accompanying Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------------------------------
TIFF INTERNATIONAL EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*                                          MARCH 31, 2009

                                                                                                NUMBER OF
                                                                                                  SHARES            VALUE
INVESTMENTS -- 98.6% OF NET ASSETS

COMMON STOCKS -- 69.9%

AUSTRALIA -- 4.4%
Alumina Ltd.                                                                                       99,089        $     90,154
Amcor Ltd.                                                                                        192,744             597,241
Australia and New Zealand Banking Group Ltd.                                                       28,899             317,508
BHP Billiton Ltd.                                                                                  16,976             378,375
Caltex Australia Ltd.                                                                              21,151             131,389
Foster's Group Ltd.                                                                               339,362           1,195,228
National Australia Bank Ltd.                                                                       81,623           1,144,234
Santos Ltd.                                                                                        49,084             571,608
Telstra Corp. Ltd.                                                                                588,058           1,312,890
Wesfarmers Ltd.                                                                                    57,503             751,733
                                                                                                                 ------------
                                                                                                                    6,490,360
                                                                                                                 ------------

AUSTRIA -- 0.1%
BWIN Interactive Entertainment AG (a)                                                                 853              23,820
Oesterreichische Post AG                                                                            2,035              60,459
                                                                                                                 ------------
                                                                                                                       84,279
                                                                                                                 ------------

BELGIUM -- 0.1%
Fortis - XLON Shares                                                                               87,050             160,127
Fortis, Strip VVPR (a) (b)                                                                         39,122                  52
                                                                                                                 ------------
                                                                                                                      160,179
                                                                                                                 ------------

BRAZIL -- 0.3%
Companhia de Concessoes Rodoviarias                                                                13,600             122,237
Redecard SA                                                                                        25,000             302,296
                                                                                                                 ------------
                                                                                                                      424,533
                                                                                                                 ------------

CANADA -- 1.3%
AbitibiBowater, Inc. (a)                                                                           12,095               7,866
Ace Aviation Holdings, Inc., Class A (a)                                                            7,115              31,320
BCE, Inc.                                                                                           4,724              94,120
Bell Aliant Regional Communications Income Fund (b) (c) (d)                                           565              10,800
Bombardier, Inc., Class B                                                                         187,533             437,299
Catalyst Paper Corp. (a)                                                                           91,463              10,156
Fraser Papers, Inc. (a)                                                                            16,670               5,950
Groupe Aeroplan, Inc.                                                                               5,895              36,657
Imperial Oil Ltd.                                                                                  13,506             490,621
Jazz Air Income Fund (b) (c) (d)                                                                    3,206               8,086
Onex Corp.                                                                                          3,094              37,988
Rogers Communications, Inc., Class B                                                               28,950             667,035
                                                                                                                 ------------
                                                                                                                    1,837,898
                                                                                                                 ------------

CHINA -- 0.6%
China Construction Bank Corp., Class H                                                            545,000             309,505
China Shenhua Energy Co. Ltd.                                                                     166,000             382,561
Tsingtao Brewery Co. Ltd.                                                                          75,000             162,331
                                                                                                                 ------------
                                                                                                                      854,397
                                                                                                                 ------------

DENMARK -- 0.8%
Carlsberg A/S, Class B                                                                              1,325              54,745
Coloplast A/S, Class B                                                                              4,544             279,350
GN Store Nord A/S (GN Great Nordic) (a)                                                            60,259             160,925
Vestas Wind Systems A/S (a)                                                                         8,971             396,175
William Demant Holding (a)                                                                          7,496             302,773
                                                                                                                 ------------
                                                                                                                    1,193,968
                                                                                                                 ------------

FINLAND -- 0.8%
Metso Oyj                                                                                          24,685             291,197
Sampo Oyj, Class A                                                                                 33,024             488,427
Tietoenator Oyj                                                                                     8,860              91,792
UPM-Kymmene Oyj                                                                                    46,282             266,972
Wartsila Oyj Corp.                                                                                  1,508              31,824
                                                                                                                 ------------
                                                                                                                    1,170,212
                                                                                                                 ------------

FRANCE -- 6.2%
Atos Origin SA                                                                                      3,776              96,808
AXA SA                                                                                             16,733             203,176
BNP Paribas                                                                                         6,700             276,151
Carrefour SA                                                                                       52,804           2,057,874
Compagnie de Saint-Gobain                                                                          37,003           1,035,540
France Telecom SA                                                                                  52,426           1,192,218
GDF Suez, Strip VVPR (a) (b)                                                                        6,615                   9
Groupe Eurotunnel SA Registered (a)                                                                 9,547              50,771
Lagardere S.C.A.                                                                                    1,236              34,638
Legrand SA                                                                                         13,323             231,790
Neopost SA                                                                                          4,470             346,378
Renault SA                                                                                         15,730             324,887
SA des Ciments Vicat                                                                                  911              40,338
Sanofi-Aventis                                                                                      5,990             336,145
SCOR SE                                                                                            13,210             272,113
Societe Generale, Class A                                                                          15,867             623,064
Thales SA                                                                                           9,751             369,641
Total SA                                                                                           34,446           1,708,379
                                                                                                                 ------------
                                                                                                                    9,199,920
                                                                                                                 ------------

GERMANY -- 3.3%
BASF SE                                                                                            12,808             388,807
Bayerische Motoren Werke AG                                                                         6,465             187,594
Daimler AG Registered                                                                              13,580             345,196
Deutsche Post AG                                                                                    9,248              99,573
Deutsche Telekom AG                                                                               102,913           1,280,272
E.ON AG                                                                                            13,287             369,848
Fresenius Medical Care AG & Co.                                                                    10,269             399,290
Fresenius Medical Care AG & Co. - ADR                                                               7,467             288,973
RWE AG                                                                                             22,229           1,562,820
                                                                                                                 ------------
                                                                                                                    4,922,373
                                                                                                                 ------------

HONG KONG -- 3.6%
Asia Satellite Telecommunications Holdings Ltd.                                                    15,000              15,676
China Mobile Ltd.                                                                                  42,000             365,622
Cosco Pacific Ltd.                                                                                370,000             365,362
First Pacific Co.                                                                                 456,000             156,530
Genting International plc (a)                                                                      65,020              22,457
Henderson Land Development Co.                                                                     48,000             182,754
Hong Kong & Shanghai Hotels Ltd. (The)                                                            148,244              93,354
Hong Kong Aircraft Engineering Co. Ltd.                                                            13,000             111,853
Hong Kong Electric Holdings Ltd.                                                                  138,000             819,078
i-CABLE Communications Ltd.                                                                       416,000              28,448
Jardine Matheson Holdings Ltd.                                                                     59,920           1,091,260
Jardine Strategic Holdings Ltd.                                                                    61,812             612,888
Midland Holdings Ltd.                                                                             138,000              45,775
New World Development Ltd.                                                                        378,408             377,557
Next Media Ltd.                                                                                   308,000              32,151
Silver Grant International Ltd.                                                                   140,000              15,356
SmarTone Telecommunications Holdings Ltd.                                                         141,978              83,123
Television Broadcasts Ltd.                                                                         53,000             169,271
Wharf (Holdings) Ltd. (The)                                                                       256,392             646,486
Wheelock & Co. Ltd.                                                                                80,000             134,622
                                                                                                                 ------------
                                                                                                                    5,369,623
                                                                                                                 ------------

INDONESIA -- 0.4%
Bank Pan Indonesia Tbk PT (a)                                                                   3,267,403             153,578
Bank Permata Tbk PT (a) (b)                                                                         5,572                 205
Citra Marga Nusaphala Persada Tbk PT                                                              156,500              11,382
Gudang Garam Tbk PT                                                                                74,500              38,343
Indofood Sukses Makmur Tbk PT                                                                     524,500              42,705
Matahari Putra Prima Tbk PT                                                                     1,204,600              58,195
Mulia Industrindo Tbk PT (a) (b)                                                                  221,500               5,559
Semen Gresik (Persero) Tbk PT                                                                     624,000             202,289
                                                                                                                 ------------
                                                                                                                      512,256
                                                                                                                 ------------

IRELAND -- 0.1%
DCC plc                                                                                             3,261              49,260
Fyffes plc                                                                                        180,306              49,127
Independent News & Media plc                                                                      148,180              21,630
Paddy Power plc                                                                                     2,404              38,726
Total Produce plc                                                                                  79,313              28,440
                                                                                                                 ------------
                                                                                                                      187,183
                                                                                                                 ------------

ITALY -- 1.8%
Banco Popolare Societa Cooperativa                                                                 13,698              63,000
Fiat SpA                                                                                           52,792             369,250
Finmeccanica SpA                                                                                    4,036              50,215
Intesa Sanpaolo                                                                                   322,850             887,865
Luxottica Group SpA - SPADR                                                                        21,353             328,836
Natuzzi SpA - SPADR (a)                                                                             6,600               7,590
Saipem SpA                                                                                         24,992             445,884
Seat Pagine Gaille SpA (a)                                                                          7,610               7,159
UniCredit SpA                                                                                     268,163             444,027
                                                                                                                 ------------
                                                                                                                    2,603,826
                                                                                                                 ------------

JAPAN -- 16.8%
Ajinomoto Co., Inc.                                                                                46,000             324,516
Alfresa Holdings Corp.                                                                              4,600             167,105
Astellas Pharma, Inc.                                                                              34,500           1,062,546
Bank of Yokohama Ltd. (The)                                                                        46,000             197,628
Canon, Inc.                                                                                        52,550           1,532,867
Dai Nippon Printing Co. Ltd.                                                                       24,000             222,201
Dai-Dan Co. Ltd.                                                                                   19,000              85,254
Dainippon Sumitomo Pharma Co. Ltd.                                                                 14,900             123,939
Denso Corp.                                                                                        20,700             418,213
East Japan Railway Co.                                                                              5,900             306,965
Fukuoka Financial Group, Inc.                                                                      72,000             221,502
Hitachi Chemical Co. Ltd.                                                                          27,400             327,928
Hitachi Metals Ltd.                                                                                 8,000              57,079
Isetan Mitsukoshi Holdings Ltd.                                                                    36,000             279,216
JS Group Corp.                                                                                     28,100             314,602
Kao Corp.                                                                                          84,000           1,647,021
Kawasaki Heavy Industries Ltd.                                                                    135,000             272,454
KDDI Corp.                                                                                            269           1,269,356
Kinden Corp.                                                                                       16,000             130,008
Kyowa Hakko Kogyo Co. Ltd.                                                                         37,000             314,139
Marui Group Co. Ltd.                                                                               24,900             134,328
Matsushita Electric Works Ltd.                                                                     45,772             336,414
Millea Holdings, Inc.                                                                              40,900           1,009,773
Mitsubishi Corp.                                                                                   24,000             319,329
Mitsubishi Tanabe Pharma Corp.                                                                     20,000             197,099
Mitsubishi UFJ Financial Group, Inc.                                                               82,800             406,769
Mizuho Financial Group, Inc.                                                                      131,000             255,010
Namco Bandai Holdings, Inc.                                                                        26,900             268,579
NEC Corp. (a)                                                                                      11,000              29,587
Nippon Meat Packers, Inc.                                                                           9,000              94,588
Nippon Oil Corp.                                                                                   38,000             189,938
Nippon Suisan Kaisha Ltd.                                                                          47,600             125,102
Nippon Telegraph & Telephone Corp.                                                                 14,900             565,921
Nitto Denko Corp.                                                                                  29,400             603,680
NSK Ltd.                                                                                           32,000             122,778
NTT Data Corp.                                                                                         48             131,603
NTT DoCoMo, Inc.                                                                                      256             349,289
Obayashi Corp.                                                                                     44,000             214,173
OMRON Corp.                                                                                        13,000             154,279
Onward Holdings Co. Ltd.                                                                           24,000             156,971
Secom Co. Ltd.                                                                                     11,400             421,994
Sekisui House Ltd.                                                                                 88,000             673,376
Seven & I Holdings Co. Ltd.                                                                        54,660           1,206,822
Shimizu Corp.                                                                                      40,000             166,879
Shiseido Co. Ltd.                                                                                  11,000             161,150
Sompo Japan Insurance, Inc.                                                                        51,000             267,055
Sony Corp.                                                                                          8,500             174,286
Sumitomo Electric Industries Ltd.                                                                  47,100             398,878
Sumitomo Forestry Co. Ltd.                                                                         29,400             194,739
Sumitomo Mitsui Financial Group, Inc.                                                               9,600             338,646
Taiyo Nippon Sanso Corp.                                                                           38,000             247,862
Takeda Pharmaceutical Co. Ltd.                                                                     46,900           1,626,434
TDK Corp.                                                                                           2,700             101,941
Tokyo Electric Power Co., Inc. (The)                                                                8,000             199,702
Tokyo Electron Ltd.                                                                                 4,100             154,444
Tokyo Gas Co. Ltd.                                                                                129,000             450,531
Tokyo Ohka Kogyo Co. Ltd.                                                                           5,900              82,542
Toyo Seikan Kaisha Ltd.                                                                            21,400             315,956
Toyota Motor Corp.                                                                                 34,200           1,096,889
West Japan Railway Co.                                                                                303             957,388
Yamada Denki Co. Ltd.                                                                               2,970             115,541
Yamato Holdings Co. Ltd.                                                                           48,000             452,171
YASKAWA Electric Corp.                                                                             29,000             127,132
                                                                                                                 ------------
                                                                                                                   24,872,107
                                                                                                                 ------------

LUXEMBOURG -- 0.3%
ArcelorMittal                                                                                      21,093             426,907
                                                                                                                 ------------

MALAYSIA -- 0.7%
AMMB Holdings Berhad                                                                              164,887             118,608
British American Tobacco Malaysia Berhad                                                           10,600             132,516
Bumiputra-Commerce Holdings Berhad                                                                139,499             263,272
Carlsberg Brewery Malaysia Berhad                                                                  25,000              23,216
Malaysian Airline System Berhad                                                                    50,100              39,531
Multi-Purpose Holdings Berhad                                                                     115,400              35,251
Resorts World Berhad                                                                              422,400             249,223
Sime Darby Berhad                                                                                  91,852             144,371
                                                                                                                 ------------
                                                                                                                    1,005,988
                                                                                                                 ------------

MEXICO -- 0.3%
America Movil SA de CV, Series L - ADR                                                              1,625              44,005
Grupo Televisa SA - SPADR                                                                          23,500             320,540
Telefonos de Mexico SAB de CV, Series L - SPADR                                                     1,300              19,552
Telmex Internacional SAB de CV, Series L - ADR                                                      1,600              14,672
                                                                                                                 ------------
                                                                                                                      398,769
                                                                                                                 ------------

NETHERLANDS -- 3.2%
Heineken NV                                                                                        12,091             344,322
ING Groep NV - CVA                                                                                 52,256             291,876
Koninklijke (Royal) KPN NV                                                                         34,358             459,480
Koninklijke (Royal) Philips Electronics NV                                                         12,391             182,895
Koninklijke Boskalis Westminster NV - CVA                                                          12,957             260,006
Reed Elsevier NV                                                                                   77,114             824,649
Royal Dutch Shell plc, Class A                                                                     79,957           1,798,489
Royal Dutch Shell plc, Class B                                                                     17,676             387,446
Wolters Kluwer NV                                                                                  13,307             216,039
                                                                                                                 ------------
                                                                                                                    4,765,202
                                                                                                                 ------------

NEW ZEALAND -- 0.3%
PGG Wrightson Ltd.                                                                                132,115              77,638
Telecom Corp. of New Zealand Ltd.                                                                 301,290             392,834
                                                                                                                 ------------
                                                                                                                      470,472
                                                                                                                 ------------

NORWAY -- 0.2%
DNB NOR ASA                                                                                        28,888             130,762
StatoilHydro ASA                                                                                   13,000             227,226
                                                                                                                 ------------
                                                                                                                      357,988
                                                                                                                 ------------

PHILIPPINES (THE) -- 1.0%
ABS-CBN Holdings Corp.                                                                            376,400             132,308
Ayala Corp.                                                                                       101,539             433,813
Banco de Oro Unibank, Inc.                                                                         68,000              35,959
Benpres Holdings Corp. (a)                                                                      1,219,000              28,827
DMCI Holdings, Inc.                                                                               394,000              32,659
Globe Telecom, Inc.                                                                                20,650             356,303
Jollibee Foods Corp.                                                                              102,500              92,384
Philippine Long Distance Telephone Co. - SPADR                                                      8,400             370,692
                                                                                                                 ------------
                                                                                                                    1,482,945
                                                                                                                 ------------

POLAND -- 0.2%
Bank Pekao SA                                                                                      10,107             242,985
                                                                                                                 ------------

RUSSIA -- 0.4%
LUKOIL - SPADR                                                                                     14,000             525,000
                                                                                                                 ------------

SINGAPORE -- 1.7%
Great Eastern Holdings Ltd.                                                                        37,000             197,825
GuocoLeisure Ltd.                                                                                 233,000              42,959
Mandarin Oriental International Ltd.                                                               50,881              40,181
Oversea-Chinese Banking Corp.                                                                     155,000             493,711
Singapore Telecommunications Ltd.                                                                 679,000           1,130,254
STATS ChipPAC Ltd. (a)                                                                            367,000              76,041
United Industrial Corp. Ltd.                                                                       28,000              18,785
United Overseas Bank Ltd.                                                                          67,000             428,601
Yellow Pages Singapore Ltd.                                                                        74,000               8,028
                                                                                                                 ------------
                                                                                                                    2,436,385
                                                                                                                 ------------

SOUTH AFRICA -- 1.0%
Anglo Platinum Ltd.                                                                                 1,461              73,871
AngloGold Ashanti Ltd.                                                                              1,645              60,267
City Lodge Hotels Ltd.                                                                              5,381              36,660
Discovery Holdings Ltd.                                                                             9,307              24,654
FirstRand Ltd.                                                                                     89,148             113,590
Gold Fields Ltd.                                                                                    5,718              64,321
Hosken Consolidated Investments Ltd.                                                               12,202              51,880
JD Group Ltd.                                                                                       8,021              27,917
Nedbank Group Ltd.                                                                                 17,261             155,322
New Clicks Holdings Ltd.                                                                           29,121              46,133
Pretoria Portland Cement Co. Ltd.                                                                 125,885             418,245
RMB Holdings Ltd.                                                                                  92,126             200,583
Sun International Ltd.                                                                             26,940             204,173
                                                                                                                 ------------
                                                                                                                    1,477,616
                                                                                                                 ------------

SOUTH KOREA -- 0.2%
KB Financial Group, Inc. (a)                                                                        1,200              28,965
Korea Electric Power Corp. (a)                                                                        950              17,443
POSCO                                                                                                 200              53,137
Samsung Electronics Co. Ltd.                                                                          170              70,212
SK Telecom Co. Ltd.                                                                                   565              78,470
                                                                                                                 ------------
                                                                                                                      248,227
                                                                                                                 ------------

SPAIN -- 3.5%
Acciona SA                                                                                          3,791             389,304
Acerinox SA                                                                                        33,679             390,814
Banco Santander SA                                                                                144,331             992,371
Iberdrola SA                                                                                      165,405           1,161,463
Prosegur, Compania de Seguridad SA                                                                  4,756             128,233
Telefonica SA                                                                                     100,318           2,003,553
Viscofan SA                                                                                         7,230             140,420
                                                                                                                 ------------
                                                                                                                    5,206,158
                                                                                                                 ------------

SWEDEN -- 0.8%
Assa Abloy AB, Class B                                                                             25,204             235,841
Hoganas AB, Class B                                                                                 7,084              64,124
Modern Times Group AB, Class B                                                                      1,960              33,475
Svenska Cellulosa AB (SCA), Class B                                                                25,706             195,156
Svenska Handelsbanken AB, Class A                                                                  21,659             306,236
Telefonaktiebolaget LM Ericsson, Class B                                                           43,506             353,538
TeliaSonera AB                                                                                     11,794              56,852
                                                                                                                 ------------
                                                                                                                    1,245,222
                                                                                                                 ------------

SWITZERLAND -- 2.4%
Adecco SA                                                                                           7,902             247,218
Compagnie Financiere Richemont SA                                                                  10,965             170,765
Geberit AG                                                                                          3,010             270,084
Logitech International SA (a)                                                                      14,897             153,966
Novartis AG                                                                                        52,858           1,995,062
PubliGroupe SA                                                                                        640              29,259
Roche Holding AG                                                                                    3,456             474,490
Sonova Holding AG Registered                                                                          883              53,397
UBS AG Registered (a)                                                                              17,584             167,044
                                                                                                                 ------------
                                                                                                                    3,561,285
                                                                                                                 ------------

TAIWAN -- 0.9%
Asustek Computer, Inc. - GDR Registered                                                            47,713             247,631
Chunghwa Telecom Co. Ltd. - ADR                                                                    19,928             363,287
Taiwan Semiconductor Manufacturing Co. Ltd.                                                       128,771             196,081
Taiwan Semiconductor Manufacturing Co. Ltd. - SPADR                                                65,215             583,674
                                                                                                                 ------------
                                                                                                                    1,390,673
                                                                                                                 ------------

THAILAND -- 0.6%
Advanced Info Service PCL (b)                                                                     139,200             324,794
GMM Grammy PCL                                                                                    104,000              31,964
Kasikornbank PCL                                                                                   82,700             105,517
Land and Houses PCL                                                                               420,500              35,570
Matichon PCL (b)                                                                                  218,400              41,260
MBK PCL                                                                                            36,300              51,689
Post Publishing PCL (b)                                                                           193,900              30,344
Siam Cement PCL                                                                                    35,900              99,202
Siam Cement PCL - NVDR                                                                             46,200             128,315
Thanachart Capital PCL (b)                                                                        141,900              38,411
                                                                                                                 ------------
                                                                                                                      887,066
                                                                                                                 ------------

TURKEY  -- 0.2%
Turkcell Iletisim Hizmetleri A/S - ADR                                                             27,700             340,434
                                                                                                                 ------------

UNITED KINGDOM -- 11.4%
AMEC plc                                                                                            8,625              65,589
Anglo American plc - ADR                                                                           14,490             123,600
Anglo American plc - LSE Shares                                                                     1,653              27,906
Arriva plc                                                                                         45,508             241,594
Aviva plc                                                                                          78,193             241,752
BAE Systems plc                                                                                    95,053             456,078
Barclays plc                                                                                       88,850             189,543
BG Group plc                                                                                       70,618           1,070,371
BHP Billiton plc                                                                                   24,917             493,334
BP plc                                                                                            321,665           2,152,739
Bradford & Bingley plc                                                                             97,457                  --
British American Tobacco plc                                                                        5,586             129,344
Bunzl plc                                                                                          15,240             119,475
Cable & Wireless plc                                                                              227,929             455,507
Capita Group plc                                                                                   61,485             597,679
Carnival plc                                                                                        9,252             209,603
Compass Group plc                                                                                 179,761             821,413
Daily Mail & General Trust NV, Class A                                                              5,811              19,475
Devro plc                                                                                          42,853              53,928
Diageo plc                                                                                         34,452             389,014
Enterprise Inns plc                                                                                45,603              44,335
GKN plc                                                                                           126,654             123,739
GlaxoSmithKline plc                                                                               131,173           2,042,442
Hays plc                                                                                          100,079             104,087
HMV Group plc                                                                                      22,914              42,539
Homeserve plc                                                                                       3,468              58,131
ICAP plc                                                                                           54,018             235,317
Informa plc                                                                                        57,523             216,343
International Personal Finance                                                                     45,154              58,329
Intertek Group plc                                                                                 31,647             402,004
Invensys plc (a)                                                                                   89,457             213,692
ITV plc                                                                                           260,811              70,666
Ladbrokes plc                                                                                      46,037             120,410
Lloyds Banking Group plc                                                                          114,463             117,335
Northgate plc                                                                                       5,980               5,592
Provident Financial plc                                                                            17,661             212,079
Reckitt Benckiser Group plc                                                                        14,906             560,987
Reed Elsevier plc                                                                                  41,967             301,144
Rexam plc                                                                                          42,157             162,937
Rio Tinto plc                                                                                       7,743             259,270
Rolls-Royce Group plc (a)                                                                          10,664              44,968
Royal Bank of Scotland Group plc (a)                                                              119,107              42,374
Royal Bank of Scotland Group plc (SUB shares)                                                      51,045                  --
RSA Insurance Group plc                                                                            31,684              59,179
Sage Group plc                                                                                    138,128             334,726
Smiths Group plc                                                                                   11,791             112,940
Sportingbet plc (a)                                                                                84,946              54,593
Stagecoach Group plc                                                                               83,662             143,084
Tesco plc                                                                                          80,951             387,429
Thomas Cook Group plc                                                                              98,130             337,412
Tui Travel plc                                                                                    106,392             349,477
Unilever plc                                                                                       73,411           1,391,375
Vodafone Group plc                                                                                175,180             306,040
WPP plc                                                                                            25,609             144,002
                                                                                                                 ------------
                                                                                                                   16,916,921
                                                                                                                 ------------

UNITED STATES  -- 0.0%
NII Holdings, Inc., Class B (a)                                                                     3,635              54,525
                                                                                                                 ------------

Total Common Stocks
  (Cost $152,051,631)                                                                                             103,323,882
                                                                                                                 ------------

COMMINGLED INVESTMENT VEHICLES -- 19.6%

EXCHANGE-TRADED FUNDS  -- 1.1%
iShares MSCI Emerging Markets Index Fund                                                           68,000           1,687,080
                                                                                                                 ------------

PRIVATE INVESTMENT FUNDS (e) -- 18.5%
Convexity Capital Offshore, LP (a) (b) (c) (d)                                                                      5,737,033
Lansdowne UK Equity Fund Ltd. (a) (b) (c) (d)                                                      54,343          17,530,702
Lone Dragon Pine, LP (a) (b) (c) (d)                                                                                2,309,520
Tosca (a) (b) (c) (d)                                                                              36,879           1,754,573
                                                                                                                 ------------
                                                                                                                   27,331,828
                                                                                                                 ------------

Total Commingled Investment Vehicles
  (Cost $24,637,207)                                                                                               29,018,908
                                                                                                                 ------------

PREFERRED STOCKS -- 0.6%
Cia Vale do Rio Doce, 1.46% (Brazil)                                                               42,940             495,159
Hyundai Motor Co. Ltd., 3.98% (South Korea)                                                        21,670             325,708
Malaysian Airline System Berhad, 30.0% (Malaysia)                                                  20,000               4,060
                                                                                                                 ------------

Total Preferred Stocks
  (Cost $1,461,460)                                                                                                   824,927
                                                                                                                 ------------

RIGHTS -- 0.0%
Fortis, Expiring 07/04/14 (Belgium) (a) (b)                                                        87,050                  --
Seat Pagine Gialle SpA, Expiring 04/17/09 (Italy) (a)                                               7,610              47,520
                                                                                                                 ------------

Total Rights
  (Cost $290,829)                                                                                                      47,520
                                                                                                                 ------------

WARRANTS -- 0.1%
Bank Pan Indonesia Tbk Warrants Expiring 07/10/09 (Indonesia) (a) (b)                           1,023,867               8,418
Groupe Eurotunnel SA Registered Warrants Expiring 12/30/11 (France) (a)                         1,262,450             159,342
Matahari Putra Prima Tbk Warrants Expiring 07/12/10 (Indonesia) (a)                               370,825                 353
                                                                                                                 ------------

Total Warrants
  (Cost $443,620)                                                                                                     168,113
                                                                                                                 ------------
                                                                  INTEREST         MATURITY      PRINCIPAL
                                                                    RATE             DATE          AMOUNT           VALUE
SHORT-TERM INVESTMENTS -- 8.4%

REPURCHASE AGREEMENT -- 4.7%
State Street Bank & Trust Co. Repurchase Agreement
  issued on 03/31/09 (proceeds at maturity
  $6,942,690) (collateralized by US Treasury Bills,
  due 08/13/09 through 08/27/09 with a principal
  value of $7,095,000 and a market value of
  $7,087,434)
  (Cost $6,942,682)                                                0.040%          04/01/09    $  6,942,682         6,942,682
                                                                                                                 ------------

US TREASURY SECURITIES -- 3.7%
US Treasury Bill (f)                                                               04/09/09       1,500,000         1,499,966
US Treasury Bill (f) (g)                                                           05/07/09       2,000,000         1,999,690
US Treasury Bill (f)                                                               06/04/09       1,000,000           999,671
US Treasury Bill (f)                                                               06/25/09       1,000,000           999,622

Total US Treasury Securities
  (Cost $5,497,473)                                                                                                 5,498,949
                                                                                                                 ------------
Total Short-Term Investments
  (Cost $12,440,155)                                                                                               12,441,631
                                                                                                                 ------------

Total Investments -- 98.6%
  (Cost $191,324,902)                                                                                             145,824,981

Other Assets in Excess of Liabilities -- 1.4%                                                                       2,010,147
                                                                                                                 ------------

Net Assets -- 100.0%                                                                                             $147,835,128
                                                                                                                 ============

    ADR American Depositary Reciept
    CVA Certificaaten van aandelen (share certificates)
    GDR Global  Depositary Reciept
    LSE London Stock Exchange
   MSCI Morgan Stanley Capital International
   NVDR Non-Voting Depositary Receipt
  SPADR Sponsored ADR
    SUB Subscription
   VVPR Verminderde Voorheffing Precompte Reduit (France dividend coupon)
   XLON London International Exchange

     *  Approximately 17% of the fund's total investments are maintained to cover "senior securities transactions"
        which may include, but are not limited to forwards, TBAs, options, and futures. These securities are marked-to-market daily and reviewed against the value of the fund's "senior securities" holdings to maintain proper coverage for the transactions.
    (a) Non income-producing security.
    (b) Illiquid security.
    (c) Security is valued in good faith under procedures established by the board of directors. The aggregate amount of securities fair valued amounts to $26,964,444, which represents 18.24% of the fund's net assets.
    (d) Restricted Securities. The following restricted securities were held by the fund as of March 31, 2009, and were valued in accordance with the Valuation of Investments as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. The fund will bear any costs incurred in connection with the disposition of such securities. The fund monitors the acquisition of restricted securities and, to the extent that a restricted security is illiquid, will limit the purchase of such a restricted security, together with other illiquid securities held by the fund, to no more than 15% of the fund's net assets. All of the below securities are illiquid. The below list does not include securities eligible for resale without registration pursuant to Rule 144A under the Securities
        Act of 1933 that may also be deemed restricted.

                                                                   DATE OF
INVESTMENT                                                       ACQUISITION                 COST                 VALUE
Bell Aliant Regional Communications Income Fund                    07/11/06              $   16,840           $    10,800
Convexity Capital Offshore, LP                                     02/16/06               7,333,333             5,737,033
Jazz Air Income Fund                                          03/12/07-05/22/07              23,682                 8,086
Lansdowne UK Equity Fund Ltd.                                      05/31/03               8,000,000            17,530,702
Lone Dragon Pine, LP                                               03/31/08               5,000,000             2,309,520
Tosca                                                              07/01/04               2,640,113             1,754,573
                                                                                                              -----------
Total                                                                                                         $27,350,714
                                                                                                              ===========

    (e) Portfolio holdings information of the Private Investment Funds is not available as of March 31, 2009. These positions are therefore grouped into their own industry classification.
    (f) Treasury bills do not pay interest, but rather are purchased at a discount and mature at the stated
        principal amount.
    (g) Security or a portion thereof is pledged as initial margin for financial futures contracts.

FINANCIAL FUTURES CONTRACTS

                                                                       INITIAL
                                                                       NOTIONAL          NOTIONAL           UNREALIZED
     NUMBER OF                                                           VALUE/          VALUE AT          APPRECIATION/
     CONTRACTS   TYPE                                                 (PROCEEDS)      MARCH 31, 2009      (DEPRECIATION)
                 Long Financial Futures Contracts
        15       June 2009 ASX S&P 200 Index                         $   933,689       $   929,857         $  (3,832)
        31       June 2009 CAC40 Index                                 1,130,335         1,139,677             9,342
        98       June 2009 Canadian Dollar                             7,693,771         7,782,180            88,409
         3       June 2009 DAX Index                                     395,086           404,757             9,671
       115       June 2009 Dow Jones EURO STOXX 50 Index               3,036,515         3,045,085             8,570
        15       June 2009 Euro FX GLBX                                2,412,054         2,490,562            78,508
         7       June 2009 FTSE 100 Index                                376,262           385,729             9,467
        30       June 2009 Swiss Franc                                 3,163,608         3,295,875           132,267
        12       June 2009 Topix Index                                   876,523           957,723            81,200
        67       June 2009 TSE 60 Index                                5,563,904         5,627,291            63,387
                                                                                                           ---------
                                                                                                             476,989
                                                                                                           ---------
                 Short Financial Futures Contracts
         6       June 2009 British Pound                                (521,866)         (538,050)          (16,184)
        13       June 2009 Japanes Yen                                (1,660,541)       (1,641,901)           18,640
                                                                                                           ---------
                                                                                                               2,456
                                                                                                           ---------

                                                                                                           $ 479,445
                                                                                                           =========

TOTAL RETURN SWAP CONTRACTS
                                                                                                              NET
                                                                                                          UNREALIZED
                                                                                                         APPRECIATION/
EXPIRATION DATE      COUNTERPARTY             PAY               RECEIVE         NOTIONAL AMOUNT         (DEPRECIATION)
Long Total Return Swap Contracts
                       Goldman           3 Month LIBOR      MSCI Daily TR
                        Sachs           plus a specified    Net Emerging
  06/26/2009        International (c)        spread            Markets            $ 2,755,088              $(119,034)

                                         1 Month LIBOR       iShares MSCI
                      Barclays          plus a specified       Emerging
  06/30/2009          Bank, PLC              spread          Markets Index          5,069,429               (304,053)

                       Goldman           3 Month LIBOR
                        Sachs           plus a specified    MSCI AC World
  07/16/2009        International (c)        spread         Index ex USA           11,663,241               (267,236)
                                                                                                           ---------

                                                                                                           $(690,323)
                                                                                                           =========

See accompanying Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------------------------------
TIFF US EQUITY FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*                                                     March 31, 2009
                                                                                                NUMBER OF
                                                                                                  SHARES            VALUE
INVESTMENTS -- 99.5% OF NET ASSETS

COMMON STOCKS -- 65.6%

AEROSPACE & DEFENSE -- 1.7%
AAR Corp. (a)                                                                                      69,815        $    875,481
General Dynamics Corp.                                                                              2,300              95,657
L-3 Communications Holdings, Inc.                                                                   4,200             284,760
Northrop Grumman Corp.                                                                              7,900             344,756
Raytheon Co.                                                                                        8,000             311,520
                                                                                                                 ------------
                                                                                                                    1,912,174
                                                                                                                 ------------

BEVERAGES -- 0.8%
Constellation Brands, Inc., Class A (a)                                                            74,800             890,120
                                                                                                                 ------------

BIOTECHNOLOGY -- 0.9%
Amgen, Inc. (a)                                                                                    10,300             510,056
Biogen Idec, Inc. (a)                                                                               5,500             288,310
Celgene Corp. (a)                                                                                   2,400             106,560
Gilead Sciences, Inc. (a)                                                                           2,400             111,168
                                                                                                                 ------------
                                                                                                                    1,016,094
                                                                                                                 ------------

CAPITAL MARKETS -- 0.9%
Ameriprise Financial, Inc.                                                                         12,700             260,223
Franklin Resources, Inc.                                                                            5,500             296,285
Morgan Stanley                                                                                      4,900             111,573
T. Rowe Price Group, Inc.                                                                           6,700             193,362
TD Ameritrade Holding Corp. (a)                                                                    12,400             171,244
                                                                                                                 ------------
                                                                                                                    1,032,687
                                                                                                                 ------------

CHEMICALS -- 1.8%
Dow Chemical Co. (The)                                                                             12,100             102,003
Ecolab, Inc.                                                                                        7,300             253,529
International Flavors & Fragrances, Inc.                                                            2,000              60,920
Nalco Holding Co.                                                                                 124,468           1,626,797
                                                                                                                 ------------
                                                                                                                    2,043,249
                                                                                                                 ------------

COMMERCIAL BANKS -- 1.4%
North Valley Bancorp                                                                               69,300             299,376
Prosperity Bancshares, Inc.                                                                        46,187           1,263,214
South Financial Group, Inc. (The)                                                                  64,000              70,400
                                                                                                                 ------------
                                                                                                                    1,632,990
                                                                                                                 ------------

COMMUNICATIONS EQUIPMENT -- 0.5%
Cisco Systems, Inc. (a)                                                                            29,900             501,423
Harris Corp.                                                                                        3,300              95,502
                                                                                                                 ------------
                                                                                                                      596,925
                                                                                                                 ------------

COMPUTERS & PERIPHERALS -- 2.1%
Apple, Inc. (a)                                                                                     3,400             357,408
Dell, Inc. (a)                                                                                     29,700             281,556
Hewlett-Packard Co.                                                                                16,300             522,578
International Business Machines Corp. (IBM)                                                         3,200             310,048
QLogic Corp. (a)                                                                                   80,000             889,600
                                                                                                                 ------------
                                                                                                                    2,361,190
                                                                                                                 ------------

DIVERSIFIED CONSUMER SERVICES -- 4.5%
Apollo Group, Inc., Class A (a)                                                                     4,000             313,320
DeVry, Inc.                                                                                        43,200           2,081,376
ITT Educational Services, Inc. (a)                                                                 22,100           2,683,382
                                                                                                                 ------------
                                                                                                                    5,078,078
                                                                                                                 ------------

DIVERSIFIED FINANCIAL SERVICES -- 0.4%
Moody's Corp.                                                                                      12,400             284,208
NYSE Euronext                                                                                      11,800             211,220
                                                                                                                 ------------
                                                                                                                      495,428
                                                                                                                 ------------

DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.4%
AT&T, Inc.                                                                                         25,300             637,560
General Communications, Inc., Class A (a)                                                          94,100             628,588
Verizon Communications, Inc.                                                                       10,100             305,020
                                                                                                                 ------------
                                                                                                                    1,571,168
                                                                                                                 ------------

ELECTRIC UTILITIES -- 2.1%
Edison International                                                                               11,900             342,839
FirstEnergy Corp.                                                                                   6,100             235,460
NV Energy, Inc.                                                                                   188,000           1,765,320
                                                                                                                 ------------
                                                                                                                    2,343,619
                                                                                                                 ------------

ELECTRICAL EQUIPMENT -- 0.1%
Cooper Industries, Ltd., Class A                                                                    4,800             124,128
                                                                                                                 ------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 2.3%
Checkpoint Systems, Inc. (a)                                                                      197,200           1,768,884
Rogers Corp. (a)                                                                                   45,000             849,600
                                                                                                                 ------------
                                                                                                                    2,618,484
                                                                                                                 ------------

ENERGY EQUIPMENT & SERVICES -- 1.2%
Cal Dive International, Inc. (a)                                                                  206,700           1,399,359
                                                                                                                 ------------

FOOD & STAPLES RETAILING -- 1.1%
CVS Caremark Corp.                                                                                 10,600             291,394
Geerlings & Wade, Inc. (a)                                                                         66,300              10,608
Kroger Co. (The)                                                                                   14,100             299,202
Safeway, Inc.                                                                                      12,400             250,356
Sysco Corp.                                                                                        16,100             367,080
                                                                                                                 ------------
                                                                                                                    1,218,640
                                                                                                                 ------------

FOOD PRODUCTS -- 0.8%
Archer-Daniels-Midland Co.                                                                         11,800             327,804
Campbell Soup Co.                                                                                   4,300             117,648
ConAgra Foods, Inc.                                                                                20,400             344,148
Kellogg Co.                                                                                         4,300             157,509
                                                                                                                 ------------
                                                                                                                      947,109
                                                                                                                 ------------

HEALTH CARE EQUIPMENT & SUPPLIES -- 2.5%
Accuray, Inc. (a)                                                                                 158,994             799,740
Cooper Companies, Inc. (The)                                                                       77,198           2,041,115
PharmChem, Inc. (a) (b)                                                                           269,200                  81
                                                                                                                 ------------
                                                                                                                    2,840,936
                                                                                                                 ------------

HEALTH CARE PROVIDERS & SERVICES -- 4.6%
Aetna, Inc.                                                                                         7,600             184,908
AmerisourceBergen Corp.                                                                             7,900             258,014
Cardinal Health, Inc.                                                                              10,200             321,096
LifePoint Hospitals, Inc. (a)                                                                      27,747             578,802
Lincare Holdings, Inc. (a)                                                                         20,000             436,000
McKesson Corp.                                                                                      7,600             266,304
Odyssey HealthCare, Inc. (a)                                                                       32,100             311,370
Owens & Minor, Inc.                                                                                20,800             689,104
UnitedHealth Group, Inc.                                                                           16,300             341,159
Universal Health Services, Inc., Class B                                                           36,950           1,416,663
WellPoint, Inc. (a)                                                                                 9,700             368,309
                                                                                                                 ------------
                                                                                                                    5,171,729
                                                                                                                 ------------

HOTELS, RESTAURANTS & LEISURE -- 1.4%
California Pizza Kitchen, Inc. (a)                                                                 54,000             706,320
McDonald's Corp.                                                                                   10,100             551,157
Ruby Tuesday, Inc. (a)                                                                             58,500             170,820
Yum! Brands, Inc.                                                                                   4,200             115,416
                                                                                                                 ------------
                                                                                                                    1,543,713
                                                                                                                 ------------

HOUSEHOLD PRODUCTS -- 0.7%
Kimberly-Clark Corp.                                                                                2,300             106,053
Procter & Gamble Co. (The)                                                                         14,600             687,514
                                                                                                                 ------------
                                                                                                                      793,567
                                                                                                                 ------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.1%
NRG Energy, Inc. (a)                                                                                5,600              98,560
                                                                                                                 ------------

INDUSTRIAL CONGLOMERATES -- 0.2%
Tyco International Ltd. (Bermuda)                                                                  11,900             232,764
                                                                                                                 ------------

INSURANCE -- 4.8%
Aflac, Inc.                                                                                         5,300             102,608
Allstate Corp. (The)                                                                               12,200             233,630
Arthur J. Gallagher & Co.                                                                          50,000             850,000
Brown & Brown, Inc.                                                                                60,000           1,134,600
Chubb Corp.                                                                                         7,700             325,864
Progressive Corp. (The) (a)                                                                        15,000             201,600
Travelers Companies, Inc. (The)                                                                     9,900             402,336
Unum Group                                                                                          8,300             103,750
Willis Group Holdings Ltd. (United Kingdom)                                                        94,510           2,079,220
                                                                                                                 ------------
                                                                                                                    5,433,608
                                                                                                                 ------------

INTERNET SOFTWARE & SERVICES -- 0.3%
Google, Inc., Class A (a)                                                                           1,100             382,866
                                                                                                                 ------------

IT SERVICES -- 0.3%
Computer Sciences Corp. (a)                                                                         8,300             305,772
                                                                                                                 ------------

LIFE SCIENCES TOOLS & SERVICES -- 0.7%
Thermo Fisher Scientific, Inc. (a)                                                                 23,400             834,678
                                                                                                                 ------------

MACHINERY -- 1.4%
Cummins, Inc.                                                                                      10,300             262,135
Dover Corp.                                                                                         9,200             242,696
John Bean Technologies Corp.                                                                       78,300             819,018
Parker-Hannifin Corp.                                                                               6,800             231,064
                                                                                                                 ------------
                                                                                                                    1,554,913
                                                                                                                 ------------

MEDIA -- 1.4%
Comcast Corp., Class A                                                                             12,400             169,136
DIRECTV Group, Inc. (The) (a)                                                                      17,300             394,267
Live Nation, Inc. (a)                                                                             233,669             623,896
Time Warner Cable, Inc.                                                                             3,631              90,049
Time Warner, Inc.                                                                                  14,466             279,194
                                                                                                                 ------------
                                                                                                                    1,556,542
                                                                                                                 ------------

METALS & MINING -- 1.0%
Alcoa, Inc.                                                                                        13,400              98,356
Haynes International, Inc. (a)                                                                     42,000             748,440
Nucor Corp.                                                                                         2,900             110,693
Pacific Rim Mining Corp. (Canada) (a) (c) (d)                                                      35,000               5,950
Southern Copper Corp.                                                                               8,600             149,812
                                                                                                                 ------------
                                                                                                                    1,113,251
                                                                                                                 ------------

MULTI-UTILITIES -- 0.5%
DTE Energy Co.                                                                                      4,600             127,420
Public Service Enterprise Group, Inc.                                                               5,800             170,926
Sempra Energy                                                                                       6,900             319,056
                                                                                                                 ------------
                                                                                                                      617,402
                                                                                                                 ------------

MULTILINE RETAIL -- 2.2%
Big Lots, Inc. (a)                                                                                110,125           2,288,397
Saks, Inc. (a)                                                                                    100,000             187,000
                                                                                                                 ------------
                                                                                                                    2,475,397
                                                                                                                 ------------

OFFICE ELECTRONICS -- 1.4%
Zebra Technologies Corp., Class A (a)                                                              80,600           1,533,012
                                                                                                                 ------------

OIL, GAS & CONSUMABLE FUELS -- 5.0%
Chevron Corp.                                                                                      13,500             907,740
ConocoPhillips                                                                                     12,800             501,248
Encore Acquisition Co. (a)                                                                         60,000           1,396,200
Exxon Mobil Corp.                                                                                  22,100           1,505,010
Marathon Oil Corp.                                                                                  7,400             194,546
Murphy Oil Corp.                                                                                    6,800             304,436
Petro-Canada (Canada)                                                                               8,500             225,930
Stone Energy Corp. (a)                                                                             53,700             178,821
Sunoco, Inc.                                                                                        6,500             172,120
Valero Energy Corp.                                                                                14,500             259,550
                                                                                                                 ------------
                                                                                                                    5,645,601
                                                                                                                 ------------

PHARMACEUTICALS -- 2.2%
Bristol-Myers Squibb Co.                                                                            5,600             122,752
Forest Laboratories, Inc. (a)                                                                      12,100             265,716
Johnson & Johnson                                                                                  12,000             631,200
Pfizer, Inc.                                                                                       50,100             682,362
Salix Pharmaceuticals Ltd. (a)                                                                     84,200             799,900
                                                                                                                 ------------
                                                                                                                    2,501,930
                                                                                                                 ------------

ROAD & RAIL -- 1.5%
Avis Budget Group, Inc. (a)                                                                       320,500             291,655
CSX Corp.                                                                                           4,400             113,740
Kansas City Southern (a)                                                                           66,500             845,215
Norfolk Southern Corp.                                                                              4,600             155,250
Union Pacific Corp.                                                                                 6,200             254,882
                                                                                                                 ------------
                                                                                                                    1,660,742
                                                                                                                 ------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.7%
Cabot Microelectronics Corp. (a)                                                                   58,057           1,395,110
Intel Corp.                                                                                        13,600             204,680
Texas Instruments, Inc.                                                                            22,400             369,824
                                                                                                                 ------------
                                                                                                                    1,969,614
                                                                                                                 ------------

SOFTWARE -- 1.6%
Adobe Systems, Inc. (a)                                                                            15,200             325,128
Microsoft Corp.                                                                                    51,300             942,381
NexPrise, Inc. (a) (b)                                                                             28,553               4,568
Oracle Corp. (a)                                                                                   13,100             236,717
Preview Systems, Inc. (a) (b)                                                                      66,800                 334
Symantec Corp. (a)                                                                                 23,900             357,066
                                                                                                                 ------------
                                                                                                                    1,866,194
                                                                                                                 ------------

SPECIALTY RETAIL -- 3.9%
Gap, Inc. (The)                                                                                    20,800             270,192
Home Depot, Inc. (The)                                                                             13,900             327,484
PetSmart, Inc.                                                                                     99,200           2,079,232
Sally Beauty Holdings, Inc. (a)                                                                   210,141           1,193,601
Sherwin-Williams Co. (The)                                                                          4,300             223,471
TJX Companies, Inc. (The)                                                                          12,800             328,192
                                                                                                                 ------------
                                                                                                                    4,422,172
                                                                                                                 ------------

TEXTILES, APPAREL & LUXURY GOODS -- 1.6%
Coach, Inc. (a)                                                                                    17,600             293,920
Hanesbrands, Inc. (a)                                                                             162,622           1,556,293
                                                                                                                 ------------
                                                                                                                    1,850,213
                                                                                                                 ------------

THRIFTS & MORTGAGE FINANCE -- 0.3%
Hudson City Bancorp, Inc.                                                                          25,900             302,771
                                                                                                                 ------------

TOBACCO -- 0.2%
Reynolds American, Inc.                                                                             7,700             275,968
                                                                                                                 ------------

WIRELESS TELECOMMUNICATION SERVICES -- 0.1%
Rogers Communications, Inc., Class B (Canada)                                                       6,300             143,829
                                                                                                                 ------------

Total Common Stocks
  (Cost $99,890,570)                                                                                               74,409,186
                                                                                                                 ------------

COMMINGLED INVESTMENT VEHICLES (e) -- 16.1%

LONG/SHORT EQUITY FUND -- 16.0%
Adage Capital Partners, LP (a) (b) (c) (d)                                                                         18,202,225
                                                                                                                 ------------

OTHER -- 0.1%
Gotham Partners, LP (a) (b) (c) (d)                                                                                    82,265
                                                                                                                 ------------

Total Commingled Investment Vehicles
  (Cost $18,586,812)                                                                                               18,284,490
                                                                                                                 ------------

                                                                  INTEREST         MATURITY      PRINCIPAL
                                                                    RATE             DATE          AMOUNT           VALUE
SHORT-TERM INVESTMENTS -- 17.8%

REPURCHASE AGREEMENT -- 5.5%
State Street Bank & Trust Co. Repurchase Agreement
  issued on 3/31/09 (proceeds at maturity
  $6,196,495) (collateralized by US Treasury Bills,
  due 07/16/09 through 08/27/09 with a principal
  value of $6,335,000 and a market value of
  $6,331,511)
  (Cost $6,196,488)                                                0.040%          04/01/09     $ 6,196,488         6,196,488
                                                                                                                 ------------

US TREASURY SECURITIES -- 12.3%
US Treasury Bill  (f)                                                              04/29/09       3,000,000         2,999,673
US Treasury Bill  (f) (g)                                                          05/07/09       3,000,000         2,999,535
US Treasury Bill  (f) (g)                                                          05/15/09       1,000,000           999,820
US Treasury Bill  (f) (g)                                                          06/04/09       2,000,000         1,999,342
US Treasury Bill  (f)                                                              06/11/09       3,000,000         2,998,923
US Treasury Bill  (f)                                                              06/25/09       2,000,000         1,999,244
                                                                                                                 ------------

Total US Treasury Securities
  (Cost $13,993,741)                                                                                               13,996,537
                                                                                                                 ------------

Total Short-Term Investments
  (Cost $20,190,229)                                                                                               20,193,025
                                                                                                                 ------------

Total Investments -- 99.5%
  (Cost $138,667,611)                                                                                             112,886,701

Other Assets in Excess of Liabilities -- 0.5%                                                                         534,885
                                                                                                                 ------------

Net Assets -- 100.0%                                                                                             $113,421,586
                                                                                                                 ============

     *  Approximately 45% of the fund's total investments are maintained to cover "senior securities transactions"
        which may include, but are not limited to forwards, TBAs, options, and futures. These securities are marked-to-market daily and reviewed against the value of the fund's "senior securities" holdings to maintain proper coverage for the transactions.
    (a) Non income-producing security.
    (b) Illiquid security.
    (c) Security is valued in good faith under procedures established by the board of directors. The aggregate amount of securities fair valued amounts to $18,290,440, which represents 16.13% of the fund's net assets.
    (d) Restricted Securities. The following restricted securities were held by the fund as of March 31, 2009, and were valued in accordance with the Valuation of Investments as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. The fund will bear any costs incurred in connection with the disposition of such securities. The fund monitors the acquisition of restricted securities and, to the extent that a restricted security is illiquid, will limit the purchase of such a restricted security, together with other illiquid securities held by the fund, to no more than 15% of the fund's net assets. All of the below securities are illiquid, with the exception of Pacific Rim Mining Corp. (Canada). TIP's board of directors deemed Pacific Rim Mining Corp. (Canada) to be liquid.  The below list does not include securities eligible for resale without registration under Rule
        144A of the Securities Act of 1933. These securities may also be deemed to be restricted.

                                                                   DATE OF
INVESTMENT                                                       ACQUISITION                 COST                 VALUE
Adage Capital Partners, LP                                    01/01/02 - 06/30/03        $17,936,090          $18,202,225
Gotham Partners, LP                                                06/29/97                  650,722               82,265
Pacific Rim Mining Corp. (Canada)                                  06/01/04                  100,800                5,950
                                                                                                              -----------
Total                                                                                                         $18,290,440
                                                                                                              ===========

    (e) Portfolio holdings information of the Private Investment Funds is not available as of March 31, 2009. These positions are therefore grouped into their own industry classification.
    (f) Treasury bills do not pay interest, but rather are purchased at a discount and mature at the stated
        principal amount.
    (g) Security or a portion thereof is pledged as initial margin for financial futures contracts.

FINANCIAL FUTURES CONTRACTS

                                                                       INITIAL
                                                                       NOTIONAL          NOTIONAL           UNREALIZED
     NUMBER OF                                                           VALUE/          VALUE AT          APPRECIATION/
     CONTRACTS   TYPE                                                 (PROCEEDS)      MARCH 31, 2009      (DEPRECIATION)
                 Long Financial Futures Contracts
       182       June 2009 S&P 500 Index                             $34,787,213       $36,163,400         $1,376,187
                                                                                                           ----------

                 Short Financial Futures Contracts
        18       June 2009 S&P Midcap 400 Index                       (4,224,222)       (4,391,100)          (166,878)
       175       June 2009 Russell 2000 Index                         (7,058,081)       (7,372,750)          (314,669)
                                                                                                           ----------

                                                                                                             (481,547)
                                                                                                           ----------

                                                                                                           $  894,640
                                                                                                           ==========

See accompanying Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------------------------------
TIFF SHORT-TERM FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)                                                     MARCH 31, 2009
                                                                  INTEREST         MATURITY      PRINCIPAL
                                                                    RATE             DATE          AMOUNT           VALUE
INVESTMENTS -- 100.0% OF NET ASSETS

SHORT-TERM INVESTMENTS -- 100.0%

REPURCHASE AGREEMENT -- 0.4%
State Street Bank & Trust Co. Repurchase Agreement
  issued on 03/31/09 (proceeds at maturity
  $1,058,109) (collateralized by  US Treasury Bills,
  due 07/16/09 with a principal value of $1,080,000
  and a market value of $1,079,460)
  (Cost $1,058,107)                                                0.040%          04/01/09    $  1,058,107    $    1,058,107
                                                                                                               --------------
US Treasury Securities -- 99.6%
US Treasury Bill (a)                                                               07/02/09       4,000,000         3,997,852
US Treasury Bill (a)                                                               07/30/09      13,000,000        12,989,171
US Treasury Bill (a)                                                               08/06/09      94,000,000        93,912,110
US Treasury Bill (a)                                                               08/27/09      40,000,000        39,951,480
US Treasury Bill (a)                                                               09/03/09      70,000,000        69,894,510
US Treasury Bill (a)                                                               09/10/09       7,000,000         6,988,975
US Treasury Bill (a)                                                               10/01/09      10,000,000         9,979,242
                                                                                                               --------------

Total US Treasury Securities
  (Cost $237,608,889)                                                                                             237,713,340
                                                                                                               --------------

Total Short-Term Investments
  (Cost $238,666,996)                                                                                             238,771,447
                                                                                                               --------------

Total Investments -- 100.0%
  (Cost $238,666,996)                                                                                             238,771,447

Liabilities in Excess of Other Assets -- (0.0%)                                                                       (39,981)
                                                                                                               --------------

Net Assets -- 100.0%                                                                                           $  238,731,466
                                                                                                               ==============

    (a) Treasury bills do not pay interest, but rather are purchased at a discount and mature at the stated
        principal amount.

See accompanying Notes to Financial Statements.

-------------------------------------------------------------------------------
NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED)                    MARCH 31, 2009

1.   ORGANIZATION

TIFF Investment Program, Inc. ("TIP") was organized as a Maryland corporation on December 23, 1993, and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. TIP consists of four mutual funds at present: TIFF Multi-Asset Fund (Multi-Asset Fund), TIFF International Equity Fund (International Equity Fund), TIFF US Equity Fund (US Equity Fund), and TIFF Short-Term Fund (Short-Term Fund), collectively referred to as the "funds."

Investment Objectives

-------------------------------------------------------------------------------
FUND                   INVESTMENT OBJECTIVES
-------------------------------------------------------------------------------

Multi-Asset            Attain a growing stream of current income and
                       appreciation of principal that at least offset inflation.

International Equity   Attain appreciation of principal that at least offsets
                       inflation.

US Equity              Attain a growing stream of current income and
                       appreciation of principal that at least offset inflation.

Short-Term             Attain as high a rate of current income as is consistent
                       with ensuring that the fund's risk of principal loss does not exceed that of a portfolio invested in six-month US Treasury bills.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

Valuation of Investments

Generally, the following valuation policies are applied to securities for which market quotations are readily available. Securities listed on a securities exchange for which market quotations are readily available are valued at their last quoted sales price on the principal exchange on which they are traded on the valuation date or, if there is no such reported sale on the valuation date, at the most recently quoted bid price, or asked price in the case of securities sold short. Debt securities are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services and are deemed representative of market values at the close of the market. Unlisted securities or securities for which over-the-counter market quotations are readily available are valued at the latest bid price. Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, and short-term debt securities having a remaining maturity of greater than 60 days are valued at their market value. Exchange-traded and over-the-counter options and futures contracts are valued at the last posted settlement price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open short future and written option sales contracts). Forward foreign currency exchange contracts are valued at their respective fair market values. Investments in other open-end funds or trusts are valued at their closing net asset value per share on valuation date, which represents their redeemable value.

Certain funds employ a daily fair value model to adjust prices to reflect events affecting the values of certain portfolio securities that occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) and the time at which net asset values of the funds are determined. If the funds' valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered.

Certain funds invest in private investment funds that pursue certain alternative investment strategies. Private investment fund interests held by the funds are generally not securities for which market quotations are readily available. Rather, such interests generally can be sold back to the private investment fund only at specified intervals or on specified dates. The TIP board of directors has approved valuation procedures pursuant to which the funds value their interests in private investment funds at "fair value." If a private investment fund does not provide a value to a fund on a timely basis, the fund determines the fair value of that private investment fund based on the most recent estimated value provided by the management of the private investment, as well as any other relevant information reasonably available at the time the fund values its portfolio including, for example, total returns of indices or exchange-traded funds that track markets to which the private investment fund may be exposed. The fair values of the private investment funds are based on available information and do not necessarily represent the amounts that might ultimately be realized, which depend on future circumstances and cannot be reasonably determined until the investment is actually liquidated. Fair value is intended to represent a good faith approximation of the amount that a fund could reasonably expect to receive from the private investment fund if the fund's interest in the private investment fund was sold at the time of valuation, based on information reasonably available at the time valuation is made and that the fund believes is reliable.

Securities for which market quotations are not readily available or for which available prices are deemed unreliable are valued at their fair value as determined in good faith under procedures established by TIP's board of directors. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer's financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant.

Financial Accounting Standards No. 157

In accordance with Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157") fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

    Level 1 -- quoted prices in active markets for identical investments Level 2 -- other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
    Level 3 -- significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the funds' investments carried at fair value:

ASSET VALUATION INPUTS

                                                    LEVEL 1          LEVEL 2**         LEVEL 3***          TOTAL
MULTI-ASSET FUND
           Assets
             Investments in Securities        $1,370,590,270      $ 339,069,374      $ 262,729,223    $1,972,388,867
             Other Financial Instruments*         16,643,883          1,817,165                  -        18,461,048

           Liabilities
             Securities Sold Short                (8,961,285)          (445,620)                 -        (9,406,905)
             Other Financial Instruments*         (2,286,000)                 -                  -        (2,286,000)

INTERNATIONAL EQUITY FUND
           Assets
             Investments in Securities            21,325,062         97,168,091         27,331,828       145,824,981
             Other Financial Instruments*            479,445                                                 479,445

           Liabilities
             Other Financial Instruments*                              (690,324)                            (690,324)

US EQUITY FUND
           Assets
             Investments in Securities            94,601,877                334         18,284,490       112,886,701
             Other Financial Instruments*            894,640                                                 894,640

SHORT-TERM FUND
             Investments in Securities           238,771,447                                             238,771,447

  * Other financial instruments include futures, forwards, and swap contracts.
 ** Includes  listed  foreign  equities  whose value has been  adjusted  with  factors to reflect  changes to foreign markets after market close.
*** Includes primarily private investment funds, for which market quotations are not readily available.

The following is a reconciliation of investments in securities for which significant unobservable inputs (Level 3) were used in determining value:

                                                                          INTERNATIONAL
                                                     MULTI-ASSET FUND      EQUITY FUND       US EQUITY FUND
BALANCE AS OF 12/31/08                                $ 317,372,456        $ 31,771,921       $ 35,655,540

Realized gain (loss)                                     (9,201,299)         (1,551,772)        (2,736,427)
Net transfers in and/or out of Level 3                            -
Change in unrealized appreciation/depreciation              131,343           1,286,461            628,950
Net purchases (sales)                                   (45,573,277)         (4,174,782)       (15,263,573)
BALANCE AS OF 3/31/09                                 -------------        ------------       ------------
                                                      $ 262,729,223        $ 27,331,828       $ 18,284,490
                                                      =============        ============       ============

NET CHANGE IN UNREALIZED
APPRECIATION/DEPRECIATION FROM
INVESTMENTS STILL HELD AS OF 3/31/09 FOR THE
PERIOD ENDED 3/31/09                                  $  (9,069,956)       $   (265,311)      $ (2,107,477)

3.   FINANCIAL INSTRUMENTS

Forward Currency Contracts

The funds may enter into forward currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the fund's portfolio securities. A forward currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily, and the change in value is recorded by the funds as an unrealized gain or loss. When a forward currency contract is extinguished through delivery or by entry into a closing contract, the funds record a realized gain or loss on foreign currency-related transactions equal to the difference between the value of the contract at the time of purchase and the value of the contract at the time it was extinguished. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the fund's Statement of Assets and Liabilities. In addition, the funds could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar.

Financial Futures Contracts

The funds may invest in financial futures contracts. A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery at a future date. The funds are exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require a fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Accordingly, variation margin payments are made to or received from the broker in the approximate amount of daily unrealized gains or losses. When the contracts are closed, the fund recognizes a realized gain or loss. These investments require initial margin deposits which consist of cash or cash equivalents, equal to approximately 5%-10% of the contract amount.

Each fund may use futures contracts to manage its market exposures and its exposure to fluctuations in currency values. Futures contracts are primarily used to increase or decrease the funds' exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk. Such risks include the imperfect correlation between the price of a derivative and that of the underlying security and the possibility of an illiquid secondary market for these securities. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Short Selling

The funds may sell securities they do not own in anticipation of a decline in the market price of such securities or in order to hedge portfolio positions. A fund generally will borrow the security sold in order to make delivery to the buyer. Upon entering into a short position, a fund records the proceeds as a deposit with broker in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities sold under the short sale agreement. The cash is retained by the fund's broker as collateral for the short position. The liability is marked to market while it remains open to reflect the current settlement obligation. Until the security is replaced, the fund is required to pay the lender any dividend or interest earned. Such payments are recorded as expenses to the fund. When a closing purchase is entered into by a fund, a gain or loss equal to the difference between the proceeds originally received and the purchase cost is realized.

In "short selling," a fund sells borrowed securities which must at some date be repurchased and returned to the lender. If the market value of securities sold short increases, the fund may realize losses upon repurchase in amounts which may exceed the liability on the Statement of Assets and Liabilities. Further, in unusual circumstances, the fund may be unable to repurchase securities to close its short position except at prices significantly above those previously quoted in the market.

Options

The funds may use option contracts to manage market exposures and exposure to fluctuation in interest rates and currency values. Option contracts are primarily used to increase or decrease the fund's exposure to the underlying instrument and may serve as hedges for other fund investments.

When a fund writes an option, an amount equal to the premium received by the fund is included in the fund's Statement of Assets and Liabilities as a liability and subsequently marked to market to reflect the current value of the option written. The current market value of a written option is the last sale price on the market on which it is principally traded. If the written option expires, the fund realizes a gain in the amount of the premium received. If the fund enters into a closing transaction, it recognizes a gain or loss, depending on whether the cost of the purchase is less than or greater than the premium received.

As the writer of a put option, a fund retains the risk of loss should the underlying instrument decline in value. If the value of the underlying instrument declines below the exercise price of the put option and the put option is exercised, the fund, as the writer of the put option, will be required to buy the instrument at the exercise price. The fund will incur a loss to the extent that the current market value of the underlying instrument is less than the exercise price of the put option. However, the loss will be offset at least in part by the premium received from the sale of the put. If a put option written by the fund expires unexercised, the fund will realize a gain in the amount of the premium received.


Interest Only Securities

Interest only securities (IOs) entitle the holder to the interest payments in a pool of mortgages, Treasury bonds, or other bonds. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a portfolio may fail to recoup fully its initial investment in an IO. The fair market value of these securities is volatile in response to changes in interest rates.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund records a net receivable or payable for the amount expected to be received or paid in the period. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation (depreciation) on investments. The swap is valued at fair market value as determined by valuation models developed and approved in accordance with the fund's valuation procedures.

Certain funds may enter into credit default swap agreements where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the contingent payment equals the notional amount, at par, of the underlying index or security as a result of a related credit event. Upfront payments received or made by a fund, are amortized over the expected life of the agreement. Periodic payments received or paid by a fund are recorded as realized gains or losses. The credit default swaps are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

There are several risks associated with the use of swap agreements. Risks may arise as a result of the failure of another party to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty generally is limited to the net payment to be received by a fund, and/or the termination value at the end of the contract. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities or indices. Credit default swaps involve the exchange of a fixed-rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). If these agreements require physical settlement, there is the risk that the fund may be unable to purchase the securities required to settle the contract.

4.   INVESTMENT TRANSACTIONS

For federal income tax purposes, the cost of securities owned at March 31, 2009, has been estimated since the final tax characteristics cannot be determined until fiscal year end. The cost of securities, the aggregate gross unrealized appreciation (depreciation), and the net unrealized appreciation (depreciation) on securities owned March 31, 2009, for each fund are as follows:

-----------------------------------------------------------------------------------------------------------
                                                                    NET UNREALIZED
                                   GROSS             GROSS          APPRECIATION
FUND                           APPRECIATION       DEPRECIATION      (DEPRECIATION)               COST
-----------------------------------------------------------------------------------------------------------
Multi-Asset                     $87,561,288      $(458,027,676)     $(370,466,388)          $2,342,855,255
International Equity             14,561,533        (72,916,439)       (58,354,906)             204,179,887
US Equity                         9,826,991        (41,512,019)       (31,685,028)             144,571,729
Short-Term                          104,451                 --            104,451              238,666,996

5.   REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

Each fund may enter into repurchase agreements under which a member bank of the Federal Reserve System or a securities firm that is a primary or reporting dealer in US government securities agrees, upon entering into a contract, to sell US government securities to a fund and repurchase such securities from such fund at a mutually agreed upon price and date.

Each fund is also permitted to enter into reverse repurchase agreements under which a member bank of the Federal Reserve System or a primary or reporting dealer in US government securities purchases US government securities from a fund and such fund agrees to repurchase the securities at an agreed upon price and date. The difference between the amount the fund receives for the securities and the additional amount it pays on repurchase is deemed to be a payment of interest. Open reverse repurchase agreements at March 31, 2009 were as follows:

--------------------------------------------------------------------------------
DESCRIPTION                                                          FACE VALUE
--------------------------------------------------------------------------------

MULTI-ASSET FUND
JP Morgan Chase & Co., 0.16%, dated 03/24/09, to be
  repurchased on 12/31/50(a)                                       $ 43,009,987

JP Morgan Chase & Co., 0.55%, dated 03/24/09, to be
repurchased on 04/07/09 at $28,496,094                               28,490,000
                                                                   ------------
Total reverse repurchase agreements                                $ 71,499,987
                                                                   ============

Average balance outstanding                                        $ 60,459,667

Average interest rate                                                     0.39%

------------
(a) Reverse repurchase agreement interest rate resets every one to three days. The Fund may terminate the agreement at any time without penalty. Interest rate disclosed is as of March 31, 2009.

Each fund will engage in repurchase and reverse repurchase transactions with parties approved by TAS or the relevant money manager on the basis of such party's creditworthiness. Securities pledged as collateral for repurchase agreements are held by the custodial bank until maturity of the repurchase agreements. In connection with reverse repurchase agreements, the funds establish segregated accounts with their custodian in which the funds maintain cash, US government securities, or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligation. The funds may also invest in tri-party repurchase agreements for which securities held as collateral are maintained in a segregated account by the broker's custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the funds require that the market value of the collateral, including accrued interest thereon, be at least equal to the value of the securities sold or purchased in order to protect against loss in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral may be delayed or limited.

6.   DELAYED DELIVERY TRANSACTIONS

The funds may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The funds identify these securities in their records as segregated with a value at least equal to the amount of the purchase commitment.

The Multi-Asset Fund enters into "TBA" (to be announced) purchase commitments to purchase mortgage-backed securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the principal amount delivered will not differ more than 0.01% from the commitment. TBA purchase commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the funds' other assets. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio, the fund may dispose of a commitment prior to settlement if the respective money manager deems it appropriate to do so.

The Multi-Asset Fund enters into TBA sale commitments to hedge the portfolio or to sell mortgage-backed securities the fund owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment (deliverable on or before the sale commitment date), are held as "cover" for the transaction.

TBA commitments are valued at the current market value of the underlying securities, generally according to the procedures described under Valuation of Investments in Note 2. The contracts are marked to market daily, and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the fund delivers securities under the commitment, the fund realizes a gain or loss from the sale of the securities upon the unit price established at the date the commitment was entered into.

7.   CONCENTRATION OF RISKS

The funds may engage in transactions with counterparties, including but not limited to repurchase and reverse repurchase agreements, forward contracts, futures and options, and total return, credit default, interest rate, and currency swaps. A fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.

The Multi-Asset, International Equity, and US Equity Funds invest in private investment funds that entail liquidity risk to the extent they are difficult to sell or convert to cash quickly at favorable prices.

The Multi-Asset Fund invests in fixed income securities issued by banks and other financial companies, the market values of which may change in response to interest rate fluctuations. Although the fund generally maintains a diversified portfolio, the ability of the issuers of the respective fund's portfolio securities to meet their obligations may be affected by changing business and economic conditions in a specific industry, state, or region.

The Multi-Asset, International Equity, and US Equity Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The Multi-Asset Fund invests in asset-backed and mortgage-backed securities. These investments may involve credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic conditions.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's Chief Executive Officer and Chief Financial Officer concluded that the registrant's disclosure controls and procedures
     (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act") (17 CFR 270.30a-3(c)) were effective as of a date within 90 days prior to filing of this report (the "Evaluation
     Date"), based on their evaluation of the effectiveness of the registrant's disclosure controls and procedures required by Rule
     30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b)
     or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of the Evaluation Date.

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

     (a) Certification of the Chief Executive Officer and Chief Financial Officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                         TIFF Investment Program, Inc.


                                         By: /s/ Richard J. Flannery
                                         --------------------------------------
                                         Richard J. Flannery, President and
                                         Chief Executive Officer

Date  5/28/2009
     -------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                         By: /s/ Richard J. Flannery
                                         --------------------------------------
                                         Richard J.Flannery, President and
                                         Chief Executive Officer
Date  5/28/2009
     -------------------------


                                         By: /s/ Dawn I. Lezon
                                         --------------------------------------
                                         Dawn I. Lezon, Treasurer and
                                         Chief Financial Officer
Date  5/28/2009
     -------------------------